UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2007— (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 43.2%
Federal Farm Credit Bank — 0.6%

5.64% due 04/04/11	$500,000	$530,786
6.00% due 03/07/11	200,000	214,010
6.30% due 12/03/13	500,000	558,041

		1,302,837

Federal Home Loan Mtg. Corp. — 0.0%

Federal Home Loan Mtg. Corp. 8.00% due 06/01/08	131	131

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/23	32,965	35,264
11.00% due 02/01/15	30	35
11.50% due 09/01/19	8,726	9,843

		45,142

Finance-Other Services — 4.9%

Private Export Funding Corp. 5.87% due 07/31/08	10,000,000	10,086,530

Government National Mtg. Assoc. — 37.0%

4.50% due 05/15/18	850,422	837,101
4.50% due 08/15/18	1,325,508	1,304,746
4.50% due 09/15/18	3,973,893	3,911,648
4.50% due 10/15/18	3,961,905	3,899,847
4.50% due 09/15/33	4,487,675	4,297,728
5.00% due 04/15/18	3,987,061	3,998,237
5.00% due 04/15/33	27,388	26,995
5.00% due 08/15/33	1,744,393	1,719,453
5.00% due 09/15/33	786,119	774,857
5.00% due 10/15/33	557,130	549,150
5.00% due 04/15/34	27,169	26,781
5.00% due 11/15/34	191,010	188,279
5.00% due 02/15/35	25,289	24,927
5.00% due 03/15/35	502,245	495,049
5.00% due 04/15/35	59,490	58,637
5.00% due 05/15/35	2,012,587	1,983,753
5.00% due 09/15/35	936,962	923,540
5.00% due 10/15/35	149,164	147,027
5.00% due 12/15/35	93,185	91,850
5.00% due 03/15/36	887,759	874,850
5.00% due 05/15/36	1,366,357	1,346,491
5.00% due 06/15/36	927,954	914,461
5.00% due 09/15/36	2,082,395	2,050,597
5.00% due 10/15/36	502,470	495,165
5.00% due 11/15/36	54,293	53,504
5.00% due 12/15/36	384,556	378,965
5.00% due 01/15/37	4,597,892	4,531,251
5.00% due 02/15/37	2,076,630	2,046,530
5.00% due 03/15/37	1,695,560	1,670,983
5.00% due 04/15/37	1,791,036	1,765,075
5.50% due 11/15/32	13,491	13,604
5.50% due 03/15/33	438,219	441,642
5.50% due 04/15/33	504,514	508,455
5.50% due 05/15/33	1,191,298	1,200,689
5.50% due 06/15/33	5,609,127	5,652,951
5.50% due 07/15/33	1,534,874	1,546,866
5.50% due 10/15/33	1,569,727	1,581,992
5.50% due 12/15/33	326,730	329,283
5.50% due 01/15/34	3,409,984	3,435,901
5.50% due 02/15/34	1,888,780	1,903,135
6.00% due 01/15/28	2,391	2,457
6.00% due 04/15/28	1,209,605	1,243,085
6.00% due 05/15/28	1,358	1,396
6.00% due 10/15/28	3,547	3,645
6.00% due 03/15/29	56,574	58,111
6.00% due 04/15/29	43,388	44,567
6.00% due 05/15/29	68,201	70,054
6.00% due 06/15/29	25,361	26,050
6.00% due 04/15/31	24,093	24,725
6.00% due 05/15/31	44,103	45,260
6.00% due 11/15/31	163,146	167,425
6.00% due 12/15/31	336,121	344,937
6.00% due 01/15/32	152,124	156,027
6.00% due 02/15/32	39,127	40,131
6.00% due 03/15/32	7,647	7,843
6.00% due 08/15/32	244,157	250,421
6.00% due 11/15/32	36,941	37,888
6.00% due 12/15/32	8,240	8,452
6.00% due 01/15/33	18,129	18,583
6.00% due 02/15/33	53,430	54,770
6.00% due 03/15/33	76,853	78,780
6.00% due 04/15/33	318,019	325,991
6.00% due 07/15/33	227,720	233,429
6.00% due 08/15/33	2,262,416	2,320,855
6.00% due 09/15/33	321,064	329,112
6.00% due 10/15/33	1,252,217	1,283,618
6.00% due 11/15/33	146,426	150,097
6.00% due 12/15/33	687,926	705,171
6.00% due 02/15/34	294,288	301,597
6.00% due 05/15/34	42,045	43,089
6.00% due 06/15/34	40,022	41,016
6.00% due 07/15/34	1,376,159	1,410,341
6.00% due 08/15/34	169,844	174,063
6.00% due 09/15/34	1,105,584	1,133,044
6.00% due 10/15/34	4,181,347	4,285,205
6.00% due 12/15/34	313,005	320,780
6.00% due 06/15/35	247,983	254,063
6.00% due 08/15/35	313,997	321,695
6.50% due 02/15/29	14,011	14,540
6.50% due 05/15/31	10,875	11,275
6.50% due 06/15/31	63,922	66,273
6.50% due 07/15/31	36,137	37,466
6.50% due 08/15/31	73,189	75,881
6.50% due 09/15/31	187,265	194,152
6.50% due 10/15/31	273,318	283,372
6.50% due 11/15/31	12,259	12,710
6.50% due 12/15/31	18,944	19,640
6.50% due 01/15/32	30,161	31,270
6.50% due 02/15/32	493,769	511,925
6.50% due 06/15/32	50,714	52,579
7.00% due 07/15/23	30,160	32,019
7.00% due 10/15/23	43,049	45,703
7.00% due 09/15/25	212,578	225,819
7.00% due 03/20/29	15,933	16,855
7.00% due 06/20/29	2,582	2,731
7.00% due 11/20/30	64,526	68,238
7.50% due 04/15/17	10,001	10,611
7.50% due 08/15/23	176,342	188,077
7.50% due 09/15/23	524,180	559,066
8.00% due 02/15/08	2	2
9.00% due 12/15/16	36,602	39,399
11.00% due 08/20/15	125	142
11.00% due 09/20/15	382	436
11.50% due 05/20/15	3,489	4,049
12.50% due 09/15/14	4,931	5,703
13.00% due 01/15/11	1,060	1,203
13.00% due 02/15/11	2,061	2,339
13.00% due 03/15/11	139	158
13.00% due 04/15/11	356	404
13.00% due 09/15/13	4,394	5,075
13.00% due 10/20/14	1,002	1,149
13.00% due 11/15/14	622	724
13.00% due 02/20/15	590	675
13.50% due 02/15/13	7,839	9,140
15.00% due 01/15/12	347	409
15.00% due 02/15/12	888	1,047
15.00% due 06/15/12	9,431	11,119
15.00% due 09/15/12	540	637
15.50% due 09/15/11	28,594	33,495

		76,897,275

Small Business Administration — 0.7%
6.30% due 06/01/18	1,376,682	1,420,193

Total U.S. Government Agencies (cost $90,044,382)		89,752,108

U.S. GOVERNMENT TREASURIES — 38.5%
United States Treasury Bonds — 11.7%
4.75% due 02/15/37	19,000,000	19,884,678
5.00% due 05/15/37	4,000,000	4,359,688

		24,244,366

United States Treasury Notes — 26.8%
2.00% due 11/15/17	15,000,000	15,261,330
3.38% due 11/30/12	18,000,000	17,939,538
4.50% due 05/15/17	16,000,000	16,583,744
5.13% due 06/30/08	6,000,000	6,049,686

		55,834,298

Total U.S. Government Treasuries (cost $76,228,357)		80,078,664

Total Long-Term Investment Securities (cost $166,272,739)		169,830,772

REPURCHASE AGREEMENT — 17.8%
UBS Securities, LLC Joint Repurchase Agreement(1) (cost $36,967,000)	36,967,000	36,967,000

TOTAL INVESTMENTS (cost $203,239,739) (2)	99.5%	206,797,772
Other assets less liabilities	0.5	1,088,117

NET ASSETS	100.0%	$207,885,889

(1)	See Note 2 for details of Joint Repurchase Agreements.

(2)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS—December 31, 2007 — (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES — 85.9%
Federal National Mtg. Assoc. — 0.1%

Federal National Mtg. Assoc. Series 2005—20 5.00% due 01/25/18(1)	$389,863	$388,817
Government National Mtg. Assoc. — 85.7%

4.50% due 05/15/18	1,700,843	1,674,202
4.50% due 08/15/18	850,935	837,606
4.50% due 09/15/18	2,975,447	2,928,841
4.50% due 10/15/18	4,608,116	4,535,936
4.50% due 08/15/33	2,603,674	2,493,470
4.50% due 09/15/33	3,237,722	3,100,681
5.00% due 03/15/18	537,915	539,423
5.00% due 04/15/18	6,170,837	6,188,135
5.00% due 05/15/18	8,654,824	8,679,084
5.00% due 01/15/33	17,608	17,355
5.00% due 05/15/33	11,807	11,641
5.00% due 08/15/33	2,634,325	2,596,587
5.00% due 09/15/33	2,476,832	2,441,350
5.00% due 10/15/33	5,577,815	5,497,910
5.00% due 04/15/34	53,332	52,570
5.00% due 05/15/34	149,175	147,043
5.00% due 11/15/34	653,528	644,187
5.00% due 12/15/34	643,606	634,406
5.00% due 09/15/35	21,084	20,782
5.00% due 10/15/35	129,713	127,854
5.00% due 11/15/35	128,181	126,345
5.00% due 12/15/35	68,733	67,748
5.00% due 02/15/36	162,945	160,576
5.00% due 04/15/36	491,262	484,119
5.00% due 06/15/36	1,512,671	1,490,678
5.00% due 07/15/36	489,986	482,862
5.00% due 08/15/36	26,350	25,967
5.00% due 09/15/36	892,113	878,157
5.00% due 10/15/36	26,244	25,862
5.00% due 11/15/36	485,724	478,662
5.00% due 12/15/36	1,252,746	1,234,531
5.00% due 01/15/37	824,505	812,555
5.00% due 02/15/37	886,769	873,915
5.00% due 04/15/37	9,881,728	9,738,496
5.00% due February TBA	20,000,000	19,693,760
5.50% due 06/15/29	5,450	5,500
5.50% due 01/15/32	43,582	43,950
5.50% due 12/15/32	693,680	699,534
5.50% due 01/15/33	465,470	469,107
5.50% due 02/15/33	1,817,333	1,831,532
5.50% due 03/15/33	1,053,001	1,061,230
5.50% due 04/15/33	5,607,140	5,650,950
5.50% due 05/15/33	6,543,276	6,595,665
5.50% due 06/15/33	7,223,570	7,280,378
5.50% due 07/15/33	379,892	382,860
5.50% due 08/15/33	2,258,629	2,276,276
5.50% due 09/15/33	379,687	382,654
5.50% due 10/15/33	6,115,703	6,163,485
5.50% due 12/15/33	6,896,893	6,950,777
5.50% due 01/15/34	9,038,273	9,106,968
5.50% due 02/15/34	1,240,288	1,249,715
5.50% due 04/15/35	2,026,161	2,041,588
5.50% due 07/15/35	2,385,891	2,404,057
5.50% due 09/15/35	23,566,325	23,745,753
5.50% due 10/15/35	15,337,159	15,453,933
5.50% due 11/15/35	29,020,706	29,241,663
5.50% due 12/15/35	18,343,146	18,482,807
5.50% due 02/15/36	2,605,321	2,624,596
5.50% due 03/15/36	9,833,520	9,906,271
5.50% due 04/15/36	440,991	444,254
5.50% due 05/15/36	3,276,677	3,300,919
6.00% due 11/15/23	3,879	3,987
6.00% due 01/15/24	5,453	5,604
6.00% due 07/15/28	4,062	4,174
6.00% due 11/15/28	295,790	303,927
6.00% due 12/15/28	280,219	287,928
6.00% due 01/15/29	598,792	615,056
6.00% due 02/15/29	715,789	735,229
6.00% due 03/15/29	539,639	554,295
6.00% due 04/15/29	1,393,175	1,431,072
6.00% due 05/15/29	60,236	61,872
6.00% due 06/15/29	547,917	562,828
6.00% due 07/15/29	169,351	173,950
6.00% due 08/15/29	20,031	20,575
6.00% due 10/15/29	104,327	107,160
6.00% due 04/15/31	16,549	16,983
6.00% due 07/15/31	15,118	15,515
6.00% due 10/15/31	83,361	85,548
6.00% due 11/15/31	1,365,824	1,401,648
6.00% due 12/15/31	567,302	582,184
6.00% due 01/15/32	646,945	663,543
6.00% due 02/15/32	47,378	48,594
6.00% due 03/15/32	421,215	432,022
6.00% due 07/15/32	100,743	103,327
6.00% due 08/15/32	1,495,660	1,534,674
6.00% due 09/15/32	1,014,585	1,040,614
6.00% due 10/15/32	196,754	201,801
6.00% due 11/15/32	6,174	6,333
6.00% due 12/15/32	168,232	172,548
6.00% due 01/15/33	1,460,702	1,497,320
6.00% due 02/15/33	1,570,398	1,609,763
6.00% due 03/15/33	1,142,153	1,170,786
6.00% due 04/15/33	1,226,642	1,257,392
6.00% due 05/15/33	1,316,173	1,349,168
6.00% due 06/15/33	963,454	987,606
6.00% due 08/15/33	1,462,229	1,499,111
6.00% due 10/15/33	465,050	476,708
6.00% due 11/15/33	1,551,140	1,590,034
6.00% due 12/15/33	2,855,873	2,927,465
6.00% due 01/15/34	1,551,295	1,589,825
6.00% due 02/15/34	9,507,067	9,743,202
6.00% due 03/15/34	269,222	275,909
6.00% due 04/15/34	3,261,870	3,342,887
6.00% due 05/15/34	260,463	266,932
6.00% due 06/15/34	315,551	323,389
6.00% due 07/15/34	3,213,696	3,293,518
6.00% due 08/15/34	4,890,123	5,011,538
6.00% due 09/15/34	220,124	225,587
6.00% due 10/15/34	665,616	682,149
6.00% due 11/15/34	1,541,269	1,579,550
6.00% due 12/15/34	58,412	59,863
6.00% due 01/15/35	96,415	98,779
6.00% due 02/15/35	935,434	958,365
6.00% due 04/15/35	59,657	61,120
6.00% due 05/15/35	116,888	119,754
6.00% due 06/15/35	411,976	422,076
6.00% due 11/15/35	21,923	22,460
6.00% due 12/15/35	1,487,613	1,524,055
6.00% due 01/15/36	998,327	1,022,299
6.00% due 02/15/36	1,889,309	1,934,671
6.00% due 03/15/36	1,709,944	1,751,002
6.00% due 04/15/36	5,147,088	5,270,673
6.00% due 05/15/36	5,744,011	5,881,931
6.00% due 06/15/36	3,020,946	3,093,482
6.00% due 07/15/36	1,554,800	1,592,132
6.00% due 08/15/36	21,802	22,333
6.00% due 09/15/36	239,256	245,001
6.00% due 10/15/36	1,694,050	1,734,995
6.00% due 11/15/36	2,718,855	2,784,138
6.00% due January TBA	20,000,000	20,475,000
6.50% due 03/15/28	23,293	24,192
6.50% due 08/15/28	38,932	40,408
6.50% due 12/15/28	690	716
6.50% due 01/15/29	4,279	4,441
6.50% due 02/15/29	1,514	1,571
6.50% due 03/15/29	109,439	113,576
6.50% due 04/15/29	1,642	1,704
6.50% due 05/15/29	11,554	11,992
6.50% due 06/15/29	37,429	38,844
6.50% due 07/15/29	4,045	4,198
6.50% due 10/15/29	3,433	3,563
6.50% due 08/15/31	234,553	243,181
6.50% due 09/15/31	17,434	18,076
6.50% due 10/15/31	273,318	283,372
6.50% due 11/15/31	148,718	154,189
6.50% due 12/15/31	161,156	167,084
6.50% due 02/15/32	170,062	176,315
6.50% due 05/15/32	1,308,388	1,356,498
6.50% due 06/15/32	117,367	121,683
7.00% due 03/15/23	88,142	93,576
7.00% due 01/20/24	576	609
7.00% due 03/20/24	601	636
7.00% due 07/20/25	3,389	3,590
7.00% due 09/15/25	92,318	98,069
7.00% due 01/20/29	35,270	37,312
7.00% due 02/20/29	6,976	7,380
7.00% due 06/20/29	12,802	13,543
7.00% due 07/20/29	48,165	50,954
7.00% due 09/20/29	4,789	5,066
7.00% due 10/20/29	9,997	10,576
7.00% due 11/20/29	3,235	3,422
7.00% due 03/20/30	4,617	4,882
7.00% due 06/20/30	7,568	8,003
7.00% due 08/20/30	26,201	27,708
7.00% due 09/20/30	25,016	26,455
7.00% due 10/20/30	28,301	29,929
8.00% due 11/15/26	164,900	178,353
8.00% due 12/15/29	15,994	17,306
8.00% due 04/15/30	34,026	36,834
8.00% due 05/15/30	5,478	5,930
8.00% due 08/15/30	42,391	45,889
8.50% due 03/15/17	15,600	16,897
8.50% due 05/15/21	49,035	53,349
8.50% due 12/15/22	44,530	48,502
8.50% due 01/15/23	113,001	123,202
8.50% due 09/15/24	23,187	25,301
9.00% due 07/15/16	60,430	65,049
9.00% due 10/15/16	5,373	5,784

		342,296,386

Small Business Administration — 0.1%

6.30% due 06/01/18	458,894	473,398

Total U.S. Government Agencies (cost $340,896,251)		343,158,601

U.S. GOVERNMENT TREASURIES — 16.3%
United States Treasury Bonds — 5.0%

4.75% due 02/15/37	14,000,000	14,651,868
5.00% due 05/15/37	5,000,000	5,449,610

		20,101,478

United States Treasury Notes — 11.3%

3.38% due 11/30/12	30,000,000	29,899,230
4.25% due 11/15/17	5,000,000	5,087,110
5.13% due 06/30/08	10,000,000	10,082,810

		45,069,150

Total U.S. Government Treasuries (cost $62,712,422)		65,170,628

Total Long-Term Investment Securities (cost $403,608,673)		408,329,229

REPURCHASE AGREEMENT — 7.6%
UBS Securities, LLC Joint Repurchase Agreement(2) (cost $30,325,000)	30,325,000	30,325,000

TOTAL INVESTMENTS (cost $433,933,673) (3)	109.8%	438,654,229
Liabilities in excess of other assets	(9.8)	(38,991,141)

NET ASSETS	100.0%	$399,663,088

(1)	Collateralized Mortgage Obligation

(2)	See Note 2 for details of Joint Repurchase Agreements.

(3)	See Note 3 for cost of investments on a tax basis.

TBA— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 — (unaudited)

Security Description	Principal Amount /Shares/Rights/ Warrants**	Value (Note 1)
ASSET BACKED SECURITIES — 4.4%
Diversified Financial Services — 4.4%
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(1)(2)	$1,564,062	$1,557,809
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(1)(2)	1,567,400	1,545,862
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.21% due 02/11/44(1)	825,000	821,751
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW18, Class A4 5.77% due 06/11/50(1)	1,460,000	1,531,403
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 4.55% due 07/25/37(1)(2)	2,973,708	2,940,611
Commercial Mtg. Pass Through Certs., Series 2004-LB4A, Class A3, 4.41% due 10/15/37(1)	1,500,000	1,486,550
Commercial Mtg. Pass Through Certs., Series CN2A, Class A2FL 5.47% due 02/05/19*(1)(3)	1,575,000	1,553,297
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(1)	86,000	85,089
Countrywide Asset-Backed Certs., Series 2006-S4, Class A3 5.80% due 10/25/36	2,800,000	2,614,524
Countrywide Asset-Backed Certs., Series 2006-S6, Class A3 5.66% due 03/25/34	1,596,000	1,413,847
CS First Boston Mtg. Securities Corp., Series 2002-CKN2, Class A3 6.13% due 04/15/37(1)	2,250,000	2,357,410
Deutsche ALT-A Securities, Inc., Alternate Loan Trust Series 2006-AB2, Class A5A, 6.09% due 06/25/36(1)	600,000	605,102
GS Mtg. Securities Corp. II, Series 2007-GG10, Class AM 5.99% due 08/10/45(1)(3)	6,600,000	6,666,881
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class E 5.84% due 05/12/45*(1)	445,000	388,110
LB-UBS Commercial Mtg. Trust, Series 2007-C6, Class B 6.45% due 07/17/40(1)(2)	675,000	646,473
Morgan Stanley Capital I, Series 2006-IQ12, Class D 5.53% due 12/15/43(1)	715,000	644,692
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(4)	830,000	664,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 5.68% due 10/15/12(3)	2,957,126	2,955,034
Wachovia Bank Commercial Mtg. Trust, Series 2006-WL7A, Class F 5.37% due 09/15/21*(1)(3)	1,525,000	1,465,791
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.84% due 10/25/36(1)	3,019,092	3,044,725
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(1)(2)	712,327	713,332

Total Asset Backed Securities (cost $ 36,149,715)		35,702,293

CONVERTIBLE BONDS & NOTES — 0.1%
Electronic Components-Semiconductors — 0.1%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	50,000	35,563
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,270,000	733,425

		768,988

Medical-Biomedical/Gene — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	125,000	103,125

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)	265,000	259,700

Total Convertible Bonds & Notes
(cost $1,488,945)		1,131,813

CORPORATE BONDS & NOTES — 37.4%
Advertising Services — 0.1%
R.H. Donnelley Corp. Senior Notes 6.88% due 01/15/13	400,000	358,000
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	700,000	647,500

		1,005,500

Aerospace/Defense-Equipment — 0.2%
United Technologies Corp. Senior Notes 5.38% due 12/15/17	250,000	252,182
United Technologies Corp. Senior Notes 6.10% due 05/15/12	1,314,000	1,385,731

		1,637,913

Agricultural Chemicals — 0.5%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	320,000	321,600

Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	1,250,000	1,221,875
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	1,895,000	2,027,650
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	605,000	653,400

		4,224,525

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co. Senior Notes 6.45% due 01/15/38	878,000	912,509
Cargill, Inc. Notes 5.00% due 11/15/13*	720,000	707,854

		1,620,363

Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	1,675,000	1,622,656
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	656,117	659,398
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class B 8.31% due 04/02/18	62,242	61,852
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	275,000	277,750
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1 Class G2 6.26% due 11/20/21	279,440	278,393
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	76,770	76,386

		2,976,435

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	530,000	572,400

Auto-Cars/Light Trucks — 0.6%
DaimlerChrysler NA Holding Corp. Company Guar. Notes 5.46% due 03/13/09(3)	240,000	238,661
Ford Motor Co. Debentures 6.38% due 02/01/29	2,740,000	1,822,100
General Motors Corp. Debentures 8.25% due 07/15/23	1,930,000	1,534,350
General Motors Corp. Senior Bonds 8.38% due 07/15/33	1,553,000	1,250,165

		4,845,276

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 8.75% due 12/01/16	800,000	728,000
Visteon Corp. Senior Notes 8.25% due 08/01/10	610,000	539,850

		1,267,850

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(4)(6)	225,000	0

Banks-Commercial — 0.3%
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	451,000	445,730
Compass Bank Notes 5.50% due 04/01/20	430,000	404,569
Compass Bank Sub. Notes 6.40% due 10/01/17	235,000	239,822
Popular North America, Inc. Company Guar. Notes 5.65% due 04/15/09	135,000	136,322
Silicon Valley Bank Senior Notes 5.70% due 06/01/12	398,000	399,512
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	340,000	331,660
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	470,000	485,345
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	330,000	316,770

		2,759,730

Banks-Fiduciary — 0.1%
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	292,000	291,997
The Bank of New York Mellon Corp. Sub. Notes 6.38% due 04/01/12	295,000	309,068

		601,065

Banks-Super Regional — 0.3%
Banc One Corp. Sub. Debentures 8.00% due 04/29/27	135,000	157,740

Capital One Financial Corp. Senior Notes 5.70% due 09/15/11	813,000	785,407
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	750,000	762,766
JPMorgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	198,000	199,893
Wells Fargo & Co. Senior Notes 4.63% due 08/09/10	295,000	295,229

		2,201,035

Beverages-Non-alcoholic — 0.1%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	350,000	325,500
PepsiCo, Inc. Notes 4.65% due 02/15/13	524,000	527,519

		853,019

Brewery — 0.1%
Anheuser-Busch Cos., Inc. Senior Notes 5.60% due 03/01/17	531,000	543,172

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	1,290,000	1,317,412
Nexstar Finance, Inc. Senior Sub. Notes 7.00% due 01/15/14	650,000	605,313

		1,922,725

Building & Construction Products-Misc. — 0.4%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	965,000	984,300
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	1,040,000	1,067,300
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	770,000	762,300
NTK Holdings, Inc. Senior Notes 10.75% due 03/01/14(8)	650,000	380,250

		3,194,150

Building Products-Air & Heating — 0.0%
American Standard, Inc. Company Guar. Notes 7.38% due 02/01/08	347,000	347,414

Building Products-Wood — 0.1%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	688,000	536,640

Building-Residential/Commerical — 0.0%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	266,000	254,372

Cable TV — 1.1%
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	115,000	112,125
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	4,117,000	3,942,027
CCH I LLC/CCH II Capital Corp. Company Guar. Notes 11.00% due 10/01/15	2,402,000	1,945,620
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	460,000	439,300
Comcast Cable Communications LLC Senior Notes 7.13% due 06/15/13	347,000	370,965
Comcast Corp. Company Guar. Notes 5.88% due 02/15/18	727,000	724,810
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	625,000	623,438
Insight Communications Co., Inc. Senior Notes 12.25% due 02/15/11(8)	900,000	936,747

		9,095,032

Casino Hotels — 0.6%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	575,000	593,688
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(6)(9)	946,489	938,207
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(4)(6)	425,000	425,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,400,000	1,281,000
Station Casinos, Inc. Senior Sub. Notes 6.63% due 03/15/18	600,000	411,000
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	355,000	259,150
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	800,000	816,000

		4,724,045

Casino Services — 0.1%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	825,000	796,125

Cellular Telecom — 1.0%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	886,000	921,440
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	900,000	945,000
Centennial Communications Corp. Senior Notes 10.98% due 01/01/13(3)	1,020,000	1,042,950
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	1,406,000	1,522,650
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	275,000	257,813
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	825,000	773,438
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	675,000	634,500
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	600,000	563,981
Rural Cellular Corp. Senior Sub. Notes 8.12% due 06/01/13(3)	850,000	862,750
Rural Cellular Corp. Senior Notes 10.66% due 11/01/12(3)	275,000	280,500

		7,805,022

Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	405,000	407,554

Chemicals-Specialty — 1.0%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	1,380,000	1,449,000
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	605,000	641,300
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	750,000	766,875
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	1,300,000	1,305,530
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	2,520,000	2,179,800
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	1,760,000	1,698,400

		8,040,905

Commercial Services — 0.0%
DI Finance/DynCorp International Senior Sub. Notes 9.50% due 02/15/13	336,000	351,540

Commercial Services-Finance — 0.1%
The Western Union Co. Senior Notes 5.40% due 11/17/11	672,000	677,141

Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,225,000	1,221,937
Computer Sciences Corp. Notes 3.50% due 04/15/08	150,000	149,097
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	485,000	493,488

		1,864,522

Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	225,000	194,625

Consumer Products-Misc. — 0.2%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	806,000	785,850
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	325,000	324,187
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	125,000	125,625
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	458,000	428,230

		1,663,892

Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,410,000	1,339,500
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	1,633,000	1,694,237
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.88% due 02/15/09	218,000	218,818

		3,252,555

Containers-Paper/Plastic — 0.4%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	520,000	512,200
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	1,080,000	891,000

Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,630,000	1,574,987

		2,978,187

Cosmetics & Toiletries — 0.1%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	700,000	698,250

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	490,000	498,722
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,370,000	1,167,925

		1,666,647

Direct Marketing — 0.2%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	1,114,000	1,058,300
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	500,000	502,500

		1,560,800

Distribution/Wholesale — 0.1%
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	1,150,000	1,098,250

Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	305,000	305,681
Citigroup Capital XXI 8.30% due 12/21/37(10)	475,000	495,990
General Electric Capital Corp. Senior Notes 5.25% due 10/19/12	612,000	625,917
General Electric Capital Corp. Notes 6.75% due 03/15/32	279,000	316,772

		1,744,360

Diversified Manufacturing Operations — 0.5%
Danaher Corp. Senior Notes 5.63% due 01/15/18	917,000	928,453
General Electric Co . Notes 5.25% due 12/06/17	750,000	748,399
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	525,000	455,438
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(3)	425,000	353,813
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	600,000	528,000
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	725,000	714,125

		3,728,228

Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12*	255,000	201,849

Electric-Generation — 1.0%
AES Corp. Senior Notes 7.75% due 10/15/15*	1,275,000	1,294,125
AES Corp. Senior Notes 8.00% due 10/15/17*	2,000,000	2,045,000
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	649,000	668,548
Edison Mission Energy Senior Notes 7.20% due 05/15/19	475,000	466,688
Edison Mission Energy Senior Notes 7.50% due 06/15/13	425,000	435,625
Edison Mission Energy Senior Notes 7.63% due 05/15/27	950,000	893,000
Edison Mission Energy Senior Notes 7.75% due 06/15/16	775,000	798,250
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	143,337	149,787
The AES Corp. Sec. Notes 8.75% due 05/15/13*	583,000	608,506
The AES Corp. Senior Notes 8.88% due 02/15/11	550,000	573,375

		7,932,904

Electric-Integrated — 1.8%
Centerpoint Energy, Inc. Senior Notes 5.88% due 06/01/08	150,000	150,138
Commonwealth Edison Co. 1st Mtg. Bonds 5.95% due 08/15/16	1,290,000	1,308,638
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/17	749,000	771,855

Consumers Energy Co. 1st Mtg. Bonds Series C 4.25% due 04/15/08	180,000	179,395
Dominion Resources, Inc. Senior Notes 5.69% due 05/15/08(8)	836,000	837,848
Dominion Resources, Inc. Jr. Sub. Notes 6.30% due 09/30/11(10)	374,000	363,690
Duke Energy Corp. Senior Notes 4.20% due 10/01/08	305,000	303,083
Duke Energy Indiana, Inc. Debentures 5.00% due 09/15/13	200,000	195,780
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	600,000	603,000
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	195,000	195,293
Florida Power & Light Co. 1st Mtg. Notes 5.55% due 11/01/17	660,000	673,267
Illinois Power Co. Senior Sec. Notes 6.13% due 11/15/17*	280,000	282,885
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	642,147	680,681
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	2,425,000	2,431,062
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	505,000	463,337
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	180,000	165,477
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	940,000	983,706
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	50,000	53,796
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	433,000	417,277
Sierra Pacific Power Co. Senior Mtg. Notes 6.75% due 07/01/37	1,071,000	1,107,086
Southern California Edison Co. 1st Mtg. Bonds 5.75% due 04/01/35	80,000	78,248
Southern Energy, Inc. Notes 7.90% due 07/15/09*†(4)(5)(6)	1,550,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	1,575,000	1,559,250
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	375,000	371,250
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	500,000	493,750
Virginia Electric & Power Co. Senior Notes 6.35% due 11/30/37	234,000	239,959

		14,909,751

Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	515,000	448,050
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	150,000	141,375
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	1,240,000	1,243,100
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	975,000	828,750
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	530,000	437,250
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	590,000	611,777
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	180,000	153,000

		3,863,302

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	576,000	585,118

Electronics-Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	825,000	810,563
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	175,000	172,375

		982,938

Energy-Alternate Sources — 0.1%
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	300,000	261,750

VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	510,000	513,825

		775,575

Finance-Auto Loans — 1.2%
Ford Motor Credit Co. LLC Senior Notes 5.80% due 01/12/09	58,000	55,053
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	5,115,000	4,814,473
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	1,000,000	922,667
Ford Motor Credit Co. LLC Notes 9.69% due 04/15/12(3)	525,000	516,270
GMAC LLC Senior Notes 6.00% due 12/15/11	500,000	419,340
GMAC LLC Notes 6.03% due 09/23/08(3)	825,000	797,007
GMAC LLC Notes 6.88% due 09/15/11	1,280,000	1,095,032
GMAC LLC Notes 6.88% due 08/28/12	30,000	25,139
GMAC LLC Notes 7.32% due 12/01/14(3)	945,000	758,211

		9,403,192

Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.85% due 12/07/12	750,000	751,295
Transamerica Finance Corp. Senior Notes 6.40% due 09/15/08	36,000	36,389

		787,684

Finance-Consumer Loans — 0.0%
John Deere Capital Corp. Senior Notes 4.95% due 12/17/12	250,000	250,344

Finance-Credit Card — 0.1%
Capital One Bank Senior Sub. Notes 6.50% due 06/13/13	1,091,000	1,070,158

Finance-Investment Banker/Broker — 0.8%
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	580,000	597,109
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	520,000	517,442
Lehman Brothers Holdings, Inc. Notes 4.38% due 11/30/10	750,000	732,436
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16	1,040,000	995,118
Lehman Brothers Holdings, Inc. Sub. Notes 6.88% due 07/17/37	1,019,000	996,261
Schwab Capital Trust I 7.50% due 11/15/17(10)	470,000	472,209
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	320,000	306,994
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	1,634,000	1,600,957

		6,218,526

Finance-Mortgage Loan/Banker — 0.2%
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	9,000	6,574
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	346,000	199,147
Countrywide Home Loans, Inc. Notes 4.13% due 09/15/09	90,000	66,017
Residential Capital LLC Company Guar. Notes 7.50% due 04/17/13	532,000	327,180
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(3)	735,000	521,850
Residential Capital LLC Company Guar. Notes 7.81% due 04/17/09(3)	123,000	87,330

		1,208,098

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 7.00% due 08/01/11	75,000	73,875
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	275,000	266,063

		339,938

Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Notes 7.00% due 08/11/37	671,000	704,755
Wornick Co. Sec. Notes 10.88% due 07/15/11†(7)(24)	600,000	384,000

		1,088,755

Funeral Services & Related Items — 0.2%
Service Corp. International Senior Notes 6.75% due 04/01/16	1,225,000	1,179,062
Service Corp. International Senior Notes 7.00% due 06/15/17	185,000	177,138
Service Corp. International Senior Notes 7.38% due 10/01/14	225,000	227,531
Service Corp. International Senior Notes 7.63% due 10/01/18	200,000	201,000

		1,784,731

Gambling (Non-Hotel) — 0.4%
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Notes 12.00% due 10/15/15*	900,000	841,500
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	960,000	933,600
Jacobs Entertainment, Inc. Company Guar. Bonds 9.75% due 06/15/14	500,000	465,000
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	661,000	661,000

		2,901,100

Golf — 0.0%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	435,000	263,175

Home Furnishings — 0.2%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	75,000	69,375
Simmons Co. Senior Notes 10.00% due 12/15/14(8)	1,529,000	1,131,460

		1,200,835

Hotels/Motels — 0.1%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	695,000	655,038
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.25% due 02/15/13	310,000	310,188

		965,226

Human Resources — 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	225,000	238,500

Independent Power Producers — 1.1%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(4)(23)	4,203,000	4,518,225
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	2,400,000	2,340,000
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	100,000	109,000
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17	950,000	940,500
Reliant Energy, Inc. Senior Notes 7.63% due 12/31/14	725,000	717,750

		8,625,475

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc. Debentures 6.25% due 12/01/37	493,000	494,966

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	200,000	199,777
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	170,000	175,769
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(3)	525,000	448,875
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,275,000	1,026,375

		1,850,796

Insurance-Life/Health — 0.0%
Americo Life, Inc. Notes 7.88% due 05/01/13*	38,000	38,805
Monumental Global Funding II Notes 5.65% due 07/14/11*	174,000	182,842

		221,647

Insurance-Property/Casualty — 0.0%
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	114,000	110,422

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	81,000	82,331
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	1,575,000	1,571,062
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	850,000	837,250

LVB Acquisition Merger Sub., Inc. Senior Notes 10.00% due 10/15/17*	625,000	637,500

		3,128,143

Machinery-Farming — 0.0%
Case Corp. Notes 7.25% due 01/15/16	90,000	90,000

Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,025,000	975,031

Medical Products — 0.5%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	1,001,000	1,040,078
Baxter International, Inc. Senior Notes 6.25% due 12/01/37	752,000	771,590
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. Senior Notes 10.88% due 11/15/14*	150,000	147,375
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp. Company Guar. Notes 11.75% due 11/15/14	1,040,000	946,400
Universal Hospital Services, Inc. Sec. Notes 8.29% due 06/01/15(3)	575,000	575,000
Universal Hospital Services, Inc. Sec. Bonds 8.50% due 06/01/15 (3)	500,000	505,000

		3,985,443

Medical-Biomedical/Gene — 0.2%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 6.13% due 12/15/14	1,275,000	1,227,187

Medical-Drugs — 0.2%
Abbott Laboratories Notes 6.15% due 11/30/37	330,000	348,206
American Home Products Corp. Notes 6.95% due 03/15/11	361,000	384,649
Wyeth Bonds 5.50% due 02/01/14	1,074,000	1,090,824

		1,823,679

Medical-HMO — 0.1%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,205,000	1,198,975

Medical-Hospitals — 1.6%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	3,935,000	4,008,781
HCA, Inc. Senior Notes 6.25% due 02/15/13	945,000	826,875
HCA, Inc. Senior Notes 8.75% due 09/01/10	225,000	226,969
HCA, Inc. Senior Notes 9.13% due 11/15/14	965,000	1,003,600
HCA, Inc. Senior Notes 9.25% due 11/15/16	4,865,000	5,108,250
HCA, Inc. Senior Notes 9.63% due 11/15/16	455,000	481,162
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guar. Notes 8.75% due 06/15/14	1,185,000	1,185,000

		12,840,637

Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	675,000	680,063

Metal Processors & Fabrication — 0.2%
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	515,000	539,945
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	510,000	527,850
Timken Co. Notes 5.75% due 02/15/10	162,000	163,679

		1,231,474

Metal-Aluminum — 0.2%
Alcoa, Inc. Notes 6.00% due 01/15/12	612,000	635,209
Alcoa, Inc. Bonds 6.50% due 06/15/18	634,000	666,861

		1,302,070

Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	550,000	583,000

Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,350,000	2,520,375
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(3)	1,450,000	1,218,000
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*(3)	500,000	425,000

		4,746,375

Multimedia — 0.5%
Belo Corp. Senior Notes 6.75% due 05/30/13	145,000	142,797
Cox Enterprises, Inc. Notes 7.88% due 09/15/10*	578,000	620,397
Haights Cross Operating Co. Company Guar. Senior Notes 11.75% due 08/15/11	125,000	127,344
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	1,074,000	1,156,550
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	650,000	782,995
Viacom, Inc. Senior Notes 6.13% due 10/05/17	148,000	147,993
Viacom, Inc. Senior Notes 6.88% due 04/30/36	1,074,000	1,076,928

		4,055,004

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	347,000	352,889

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(4)(6)(11)(12)	500,000	0

Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	1,090,000	1,062,750
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	985,000	1,011,265
Waste Management, Inc. Company Guar. Notes 7.75% due 05/15/32	250,000	283,581

		2,357,596

Office Automation & Equipment — 0.4%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	1,775,000	1,848,219
IKON Office Solutions, Inc. Senior Notes 9.93% due 01/01/12*(3)	300,000	303,000
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	680,000	670,290
Pitney Bowes, Inc. Notes 5.75% due 09/15/17	553,000	559,086

		3,380,595

Oil Companies-Exploration & Production — 1.2%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	175,000	176,750
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	950,000	881,125
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	895,000	805,500
Chaparral Energy, Inc. Company Guar. Senior Notes 8.88% due 02/01/17*	150,000	135,375
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	300,000	288,000
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,650,000	1,612,875
Costilla Energy, Inc. Senior Notes 10.25% due 10/01/06†(4)(6)	500,000	0
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	425,000	391,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	950,000	855,000
Encore Acquisition Co. Senior Sub. Notes 6.25% due 04/15/14	175,000	162,313
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	725,000	685,125
Exco Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	100,000	96,250
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,465,000	1,439,362
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	275,000	270,187
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	400,000	382,000

Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,330,000	1,270,150
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	375,000	371,250

		9,822,262

Oil Companies-Integrated — 0.1%
Hess Corp. Bonds 7.88% due 10/01/29	461,000	545,647
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	286,000	325,286

		870,933

Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	666,000	684,514

Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	610,000	600,850
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	600,000	610,500
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	425,000	434,562
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	133,304	140,082

		1,785,994

Paper & Related Products — 0.4%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	725,000	690,562
Bowater, Inc. Notes 6.50% due 06/15/13	700,000	514,500
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	650,000	585,000
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	920,000	894,700
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	350,000	340,375
NewPage Corp. Senior Notes 10.00% due 05/01/12*	375,000	376,875

		3,402,012

Physicians Practice Management — 0.2%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,365,000	1,347,937

Pipelines — 1.5%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	525,000	519,750
Centerpoint Energy Resources Corp. Senior Notes 6.13% due 11/01/17	752,000	765,302
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	1,215,000	1,302,950
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	840,000	846,300
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	747,000	782,116
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	965,000	974,650
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,290,000	1,283,550
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	925,000	931,937
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	375,000	370,131
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	255,000	242,888
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	550,000	552,750
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	1,045,000	919,600
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	765,000	754,758
Transcontinental Gas Pipe Line Corp. Notes 7.00% due 08/15/11	150,000	157,313
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	1,955,000	2,167,606

		12,571,601

Poultry — 0.1%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	649,000	636,020

Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	790,000	704,088

Publishing-Newspapers — 0.0%
Knight Ridder, Inc. Debentures 6.88% due 03/15/29	205,000	142,764

Publishing-Newspapers (continued) Medianews Group, Inc. Senior Sub. Notes 6.88% due 10/01/13	220,000	137,500

		280,264

Publishing-Periodicals — 0.2%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,505,000	1,260,437

Quarrying — 0.1%
Vulcan Materials Co. Senior Notes 6.40% due 11/30/17	400,000	412,160
Vulcan Materials Co. Senior Notes 7.15% due 11/30/37	494,000	508,892

		921,052

Radio — 0.0%
Chancellor Media Corp. Company Guar. Notes 8.00% due 11/01/08	148,000	152,971

Real Estate Investment Trusts — 0.4%
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	845,000	819,530
Liberty Property LP Senior Notes 5.63% due 10/01/17	310,000	310,170
New Plan Excel Realty Trust Senior Notes 4.50% due 02/01/11	348,000	315,892
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,400,000	1,386,000
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	270,000	269,463
Reckson Operating Partnership LP Senior Notes 6.00% due 03/31/16	86,000	80,271
Simon Property Group LP Notes 5.38% due 08/28/08	124,000	123,665
Vornado Realty LP Notes 4.50% due 08/15/09	210,000	209,265

		3,514,256

Recycling — 0.2%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,250,000	1,043,750
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	1,090,000	882,900

		1,926,650

Rental Auto/Equipment — 0.4%
Erac USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	585,000	531,314
Erac USA Finance Co. Notes 7.35% due 06/15/08*	620,000	625,292
Rental Service Corp. Notes 9.50% due 12/01/14	775,000	693,625
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,665,000	1,448,550

		3,298,781

Research & Development — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	815,000	694,788

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	450,000	412,875

Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	274,000	274,593
CVS Caremark Corp. Pass Through Certs. 6.94% due 01/10/30*	363,000	364,074
CVS Lease Pass Through Trust Pass Through Certs. 6.04% due 12/10/28*	1,046,276	1,004,593
Rite Aid Corp. Senior Notes 9.25% due 06/01/13	225,000	197,438
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	1,925,000	1,592,937

		3,433,635

Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	375,000	397,500

Retail-Petroleum Products — 0.1%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	1,090,000	1,069,562

Retail-Regional Department Stores — 0.1%
Neiman-Marcus Group, Inc. Company Guar. Notes 9.00% due 10/15/15	525,000	541,406
Neiman-Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	55,000	57,269

		598,675

Retail-Restaurants — 0.3%
Darden Restaurants, Inc. Senior Notes 6.80% due 10/15/37	1,059,000	1,058,856
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	445,000	420,525
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	800,000	716,000
Yum! Brands, Inc. Senior Notes 6.88% due 11/15/37	178,000	177,175

		2,372,556

Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	800,000	634,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(6)(12)(13)	100,000	10

Savings & Loans/Thrifts — 0.3%
Independence Community Bank Corp. Sub. Notes 3.50% due 06/20/08(10)	172,000	170,762
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	405,000	403,488
Washington Mutual Preferred Funding III 6.90% due 06/15/12*(3)(14)	600,000	567,908
Washington Mutual, Inc. Senior Notes 5.50% due 08/24/11	380,000	338,947
Washington Mutual, Inc. Senior Sub. Notes 7.25% due 11/01/17	310,000	273,028
Western Financial Bank Senior Debentures 9.63% due 05/15/12	333,000	358,156

		2,112,289

Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	75,000	75,750

Special Purpose Entities — 1.3%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(8)	565,000	485,900
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	125,000	131,875
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	1,065,000	1,034,142
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	750,000	667,500
Capital One Capital IV 6.75% due 02/17/32(10)	255,000	189,625
CCM Merger, Inc. Notes 8.00% due 08/01/13*	625,000	589,062
Consolidated Communications Illinois/Texas Holdings, Inc. Senior Notes 9.75% due 04/01/12	632,000	650,960
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	910,000	905,450
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	575,000	621,000
ING USA Global Funding Trust Notes 4.50% due 10/01/10	268,000	268,429
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	305,000	280,600
KAR Holdings, Inc. Senior Notes 8.91% due 05/01/14*(3)	600,000	544,500
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	600,000	573,000
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	129,000	134,805
MXEnergy Holdings, Inc. Senior Notes 12.81% due 08/01/11(3)	650,000	617,500
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	193,000	154,744
PNA Intermediate Holding Corp. Senior Notes 11.87% due 02/15/13*(3)	350,000	316,750
Pricoa Global Funding I Notes 5.30% due 09/27/13*	320,000	333,407
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	296,000	304,084
Snoqualmie Entertainment Authority Sec. Notes 9.06% due 02/01/14*(3)	75,000	70,875
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	1,475,000	1,423,375

Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	125,000	119,687

		10,417,270

Specified Purpose Acquisitions — 0.0%
ESI Tractebel Acquisition Corp. Company Guar. Bonds 7.99% due 12/30/11	176,000	177,827

Steel-Producers — 0.6%
International Steel Group, Inc. Senior Notes 6.50% due 04/15/14	540,000	554,486
Nucor Corp. Notes 5.75% due 12/01/17	354,000	356,639
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	1,070,000	1,061,894
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,200,000	1,185,000
Ryerson, Inc. Senior Sec. Notes 12.57% due 11/01/14*(3)	875,000	840,000
Steel Dynamics, Inc. Senior Notes 6.75% due 04/01/15*	15,000	14,475
United States Steel Corp. Senior Notes 6.65% due 06/01/37	232,000	206,954
United States Steel Corp. Senior Notes 7.00% due 02/01/18	320,000	317,860

		4,537,308

Steel-Specialty — 0.0%
Allegheny Technologies, Inc. Notes 8.38% due 12/15/11	75,000	79,875

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	500,000	455,000
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	655,000	602,600

		1,057,600

Telecom Services — 0.6%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	462,000	481,724
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	50,000	45,500
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	225,000	209,250
MasTec, Inc. Senior Notes 7.63% due 02/01/17	400,000	376,000
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,200,000	1,176,000
Qwest Corp. Senior Notes 6.50% due 06/01/17	500,000	478,750
Qwest Corp. Senior Notes 7.50% due 10/01/14	1,440,000	1,461,600
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	750,000	811,663

		5,040,487

Telephone-Integrated — 1.2%
AT&T Corp. Senior Notes 7.30% due 11/15/11	1,003,000	1,086,758
BellSouth Corp. Senior Notes 6.00% due 10/15/11	1,300,000	1,346,470
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	25,000	22,625
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	1,265,000	1,233,375
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	775,000	736,250
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	1,102,000	1,099,245
GTE Northwest, Inc. Debentures 5.55% due 10/15/08	55,000	55,113
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	100,000	90,500
New England Telephone & Telegraph Co. Debentures 7.88% due 11/15/29	174,000	199,199
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	2,725,000	2,718,187
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	787,000	746,362
Verizon New York, Inc. Debentures 6.88% due 04/01/12	751,000	796,816

		10,130,900

Television — 0.8%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	1,175,000	1,163,250
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	250,000	218,125
ION Media Networks, Inc. Senior Notes 8.49% due 01/15/12*	525,000	511,219
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	960,000	903,600
Paxson Communication Corp. Sec. Senior Notes 11.49% due 01/15/13*(3)	2,300,000	2,262,625
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	380,000	270,275
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	1,035,000	808,593

		6,137,687

Theaters — 0.4%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	2,195,000	2,063,300
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	1,585,000	1,476,031

		3,539,331

Transactional Software — 0.1%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,225,000	1,116,281

Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	192,193	186,427
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	1,436,900	1,415,347
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	1,701,936	1,957,226
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	310,838	316,666
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class C 8.77% due 01/02/11	62,428	62,741
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,346,314	1,682,892

		5,621,299

Transport-Rail — 0.3%
BNSF Funding Trust I 6.61% due 01/15/26(10)	580,000	541,550
CSX Corp. Senior Notes 6.25% due 03/15/18	1,085,000	1,090,541
Union Pacific Corp. Notes 3.88% due 02/15/09	875,000	867,541

		2,499,632

Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	250,000	251,250
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	135,000	136,490
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	300,000	288,000
Ryder System, Inc. Notes 5.85% due 03/01/14	125,000	123,794

		799,534

Travel Services — 0.2%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	375,000	383,438
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	1,510,000	1,610,037

		1,993,475

Vitamins & Nutrition Products — 0.0%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14(3)	375,000	354,375

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	310,000	299,924

Total Corporate Bonds & Notes (cost $314,807,618)		304,145,647

FOREIGN CORPORATE BONDS & NOTES — 6.3%
Banks-Commercial — 0.4%
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(3)(14)	455,000	472,814
BOI Capital Funding 6.11% due 02/14/16*(3)(14)	330,000	284,787

Caisse Nationale des Caisses d’Epargne et de Prevoyance Notes 4.51% due 12/30/09(3)(14)	141,000	101,872
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(3)(14)	557,000	515,020
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	884,000	856,798
Landsbanki Islands HF Jr. Sub. Notes 7.43% due 10/19/17*(3)(14)	370,000	355,094
Royal Bank of Scotland Group PLC 6.99% due 10/05/17*(3)(14)	660,000	658,015

		3,244,400

Banks-Money Center — 0.0%
HBOS Capital Funding LP Bank Guar. Bonds 6.85% due 03/23/09(14)	175,000	153,090
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 04/27/09(14)	175,000	176,827

		329,917

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 5.75% due 10/23/17	250,000	251,420

Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	496,000	504,259

Building & Construction-Misc. — 0.0%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	275,000	271,563

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	117,000	91,260

Cellular Telecom — 0.2%
Mobile Telesystems Finance SA Company Guar. Senior Notes 8.38% due 10/14/10	1,650,000	1,697,025

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	435,000	424,125

Containers-Metal/Glass — 0.3%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,040,000	1,876,800
Vitro SAB De CV Senior Notes 11.75% due 11/01/13	250,000	260,625

		2,137,425

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	400,000	394,328

Diversified Financial Services — 0.4%
TNK-BP Finance SA Senior Notes 6.13% due 03/20/12	1,380,000	1,323,972
TNK-BP Finance SA Company Guar. Senior Notes 6.88% due 07/18/11	350,000	345,075
TNK-BP Finance SA Company Guar. Bonds 7.88% due 03/13/18*	1,300,000	1,283,750

		2,952,797

Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,265,000	1,321,925
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	310,000	318,630

		1,640,555

Diversified Operations — 0.0%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	170,039

Electric-Integrated — 0.1%
Enel Finance International SA Company Guar. Notes 6.25% due 09/15/17*	748,000	756,912
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	365,000	366,717

		1,123,629

Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	640,000	652,800

Electronic Components-Misc. — 0.2%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,480,000	1,356,050

Food-Meat Products — 0.2%
JBS SA Company Guar. Notes 9.38% due 02/07/11	700,000	685,160
JBS SA Notes 9.38% due 02/07/11	150,000	146,820
JBS SA Senior Notes 10.50% due 08/04/16*	650,000	630,500

		1,462,480

Food-Retail — 0.1%
Delhaize Group SA Notes 6.50% due 06/15/17	555,000	567,780

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(6)(7)	725,000	725

Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 5.40% due 07/15/14(3)(14)	201,000	142,710
AXA SA Sub. Notes 6.38% due 12/14/36*(3)(14)	285,000	245,613
ING Groep NV Bonds 5.78% due 12/08/15(3)(14)	765,000	707,240

		1,095,563

Investment Companies — 0.1%
Canadian Oil Sands, Ltd. Notes 5.80% due 08/15/13*	207,000	205,676
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	310,000	308,333

		514,009

Medical-Drugs — 0.6%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	400,000	335,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(3)	590,000	560,500
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	895,000	841,300
Elan Finance PLC Company Guar. Notes 8.87% due 11/15/11(3)	2,430,000	2,308,500
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	790,000	778,150

		4,823,450

Metal-Aluminum — 0.0%
Alcan, Inc. Notes 6.13% due 12/15/33	403,000	391,024

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*	375,000	360,000
The Thomson Corp. Notes 5.70% due 10/01/14	496,000	498,042

		858,042

Music — 0.0%
Corporacion Interamericana de Entretenimiento SAB de CV Senior Notes 8.88% due 06/14/15*	150,000	152,250

Oil Companies-Exploration & Production — 0.4%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	965,000	897,450
Nexen, Inc. Bonds 6.40% due 05/15/37	415,000	414,304
OPTI Canada, Inc. Secured Notes 7.88% due 12/15/14*	1,100,000	1,075,250
OPTI Canada, Inc. Company Guar. Notes 8.25% due 12/15/14*	575,000	569,250

		2,956,254

Paper & Related Products — 0.2%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	100,000	95,750
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	300,000	204,375
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,305,000	1,141,875
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	200,000	161,500

		1,603,500

Pipelines — 0.1%
Enbridge, Inc. Bonds 5.80% due 06/15/14	931,000	946,258
Kinder Morgan Finance Co. ULC Company Guar. Notes 5.70% due 01/05/16	183,000	165,652

		1,111,910

Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*(24)(25)	1,580,000	1,163,275

Real Estate Operations & Development — 0.0%
Brascan Corp. Notes 8.13% due 12/15/08	76,000	78,299

Retail-Major Department Stores — 0.0%
Marks & Spencer PLC Senior Notes 7.13% due 12/01/37*	283,000	274,861

Satellite Telecom — 0.6%
Intelsat Bermuda, Ltd. Company Guar. Notes 8.89% due 01/15/15(3)	2,145,000	2,150,362

Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16		985,000	1,017,013
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(8)		1,425,000	1,164,937
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13		505,000	367,388
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12		475,000	389,500

			5,089,200

Sovereign — 0.2%
Credit Suisse First Boston International for City of Kiev Ukraine Bonds 8.00% due 11/06/15		1,600,000	1,564,795

Special Purpose Entities — 0.2%
Hellas Telecommunications Luxembourg II Sub. Notes 10.99% due 01/15/15*(3)		1,155,000	1,088,588
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(14)		338,000	233,220
Rio Tinto Finance USA, Ltd. Notes 2.63% due 09/30/08		165,000	162,108
SMFG Preferred Capital, Ltd. 6.08% due 01/25/17*(3)(14)		373,000	343,615
SovRisc BV Notes 4.63% due 10/31/08*		133,000	133,796

			1,961,327

Steel-Producer — 0.1%
Citibank Global Markets Deutschland for Severstal Notes 8.63% due 02/24/09		1,100,000	1,120,593

Telecom Services — 0.1%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14		525,000	548,625

Telephone-Integrated — 0.4%
British Telecommunications PLC Senior Notes 5.15% due 01/15/13		750,000	748,377
British Telecommunications PLC Bonds 9.13% due 12/15/30		600,000	794,175
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		1,000,000	1,027,728
Telefonica Emisones SAU Company Guar. Notes 6.42% due 06/20/16		685,000	720,867

			3,291,147

Transport-Marine — 0.1%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		525,000	498,750

Transport-Rail — 0.1%
Canadian National Railway Co. Notes 6.38% due 10/15/11		750,000	786,395

Transport-Services — 0.3%
TGI International, Ltd. Senior Notes 9.50% due 10/03/17*		2,080,000	2,173,600

Total Foreign Corporate Bonds & Notes (cost $53,680,341)			51,329,446

FOREIGN GOVERNMENT AGENCIES — 31.0%
Sovereign — 31.0%
Arab Republic of Egypt Notes 8.75% due 07/18/12*	EGP	3,200,000	604,759
Federal Rebublic of Germany Bonds 5.25% due 07/04/10	EUR	6,750,000	10,137,854
Federal Republic of Brazil Bonds 6.00% due 01/17/17		3,390,000	3,444,240
Federal Republic of Brazil Bonds 7.06% due 01/05/16	BRL	7,250,000	4,423,315
Federal Republic of Brazil Bonds 7.13% due 01/20/37		1,620,000	1,830,600
Federal Republic of Brazil Notes 8.00% due 01/15/18		3,650,000	4,084,350
Federal Republic of Brazil Bonds 8.25% due 01/20/34		2,030,000	2,567,950
Federal Republic of Brazil Notes 8.75% due 02/04/25		2,825,000	3,580,687
Federal Republic of Brazil Bonds 8.88% due 10/14/19		2,110,000	2,611,125
Federal Republic of Brazil Notes 8.88% due 04/15/24		845,000	1,077,375
Federal Republic of Brazil Senior Bonds 10.25% due 01/10/28	BRL	3,970,000	2,141,124
Federal Republic of Brazil Notes 11.00% due 08/17/40		2,390,000	3,193,040

Federal Republic of Germany Bonds 4.13% due 07/04/08	EUR	2,530,000	3,697,167
Federal Republic of Germany Bonds 4.25% due 07/04/14	EUR	844,000	1,235,766
Federal Republic of Germany Bonds 4.50% due 01/04/13	EUR	5,830,000	8,663,688
Federal Republic of Germany Bonds 5.50% due 01/04/31	EUR	500,000	817,679
Government of Australia Bonds 5.25% due 08/15/10	AUD	6,960,000	5,874,462
Government of Australia Bonds 5.75% due 06/15/11	AUD	9,180,000	7,805,749
Government of Australia Bonds 7.50% due 09/15/09	AUD	12,280,000	10,894,454
Government of France Bonds 3.00% due 10/25/15	EUR	5,045,000	6,745,975
Government of France Bonds 4.75% due 04/25/35	EUR	1,720,000	2,544,835
Government of Japan Bonds 1.40% due 06/20/12	JPY	175,000,000	1,597,739
Government of Japan Bonds 1.40% due 12/20/15	JPY	1,080,000,000	9,747,001
Government of Norway Bonds 6.00% due 05/16/11	NOK	10,200,000	1,955,022
Kingdom of Denmark Bonds 4.00% due 08/15/08	DKK	31,135,000	6,085,435
Kingdom of Norway Bonds 5.50% due 05/15/09	NOK	20,470,000	3,809,519
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	68,680,000	13,742,729
Kingdom of Spain Bonds 5.75% due 07/30/32	EUR	925,000	1,556,347
Kingdom of Sweden Bonds 4.00% due 12/01/09	SEK	20,210,000	3,119,404
Kingdom of Sweden Bonds 4.50% due 08/12/15	SEK	6,810,000	1,066,853
Kingdom of Sweden Bonds 5.00% due 01/28/09	SEK	20,430,000	3,186,678
Republic of Argentina Notes 1.33% due 12/31/38(8)		9,889,761	4,153,700
Republic of Argentina Bonds 7.00% due 09/12/13		4,740,000	4,171,200
Republic of Argentina Bonds 7.00% due 10/03/15		5,350,000	4,424,450
Republic of Argentina Notes 8.28% due 12/31/33		5,123,417	4,918,480
Republic of Colombia Notes 7.38% due 01/27/17		1,500,000	1,646,250
Republic of Colombia Bonds 7.38% due 09/18/37		1,615,000	1,796,688
Republic of Colombia Bonds 12.00% due 10/22/15	COP	6,850,000,000	3,786,219
Republic of Columbia Bonds 8.13% due 05/21/24		710,000	846,675
Republic of Ecuador Bonds 10.00% due 08/15/30(8)		2,090,000	2,022,075
Republic of Greece Senior Notes 4.50% due 09/20/37	EUR	1,365,000	1,839,629
Republic of Indonesia Bonds 6.63% due 02/17/37		3,800,000	3,613,207
Republic of Indonesia Bonds 7.50% due 01/15/16		1,270,000	1,369,284
Republic of Indonesia Notes 8.50% due 10/12/35		1,300,000	1,519,305
Republic of Pakistan Bonds 6.88% due 06/01/17*		810,000	656,100
Republic of Peru Bonds 6.55% due 03/14/37		1,730,000	1,807,850
Republic of Peru Notes 7.35% due 07/21/25		2,760,000	3,146,400
Republic of Peru Bonds 8.75% due 11/21/33		720,000	954,000
Republic of Philippines Bonds 7.75% due 01/14/31		3,390,000	3,911,212
Republic of Philippines Notes 8.00% due 01/15/16		2,680,000	3,041,800
Republic of Philippines Notes 8.25% due 01/15/14		1,360,000	1,523,200

Republic of Philippines Notes 8.88% due 03/17/15		1,600,000	1,884,000
Republic of Philippines Senior Notes 9.50% due 02/02/30		2,380,000	3,198,125
Republic of South Africa Bonds 5.88% due 05/30/22		1,880,000	1,912,649
Republic of South Aftica Bonds 13.00% due 08/31/10	ZAR	10,000,000	1,584,496
Republic of Turkey Notes 6.88% due 03/17/36		2,540,000	2,495,550
Republic of Turkey Notes 7.00% due 06/05/20		3,460,000	3,589,750
Republic of Turkey Notes 7.25% due 03/15/15		2,460,000	2,632,200
Republic of Turkey Notes 8.00% due 02/14/34		1,680,000	1,854,300
Republic of Turkey Notes 9.50% due 01/15/14		1,870,000	2,190,238
Republic of Uruguay Bonds 8.00% due 11/18/22		4,270,000	4,782,400
Republic of Uruguay Notes 9.25% due 05/17/17		400,000	482,000
Republic of Venezuela Bonds 5.75% due 02/26/16		2,500,000	2,012,500
Republic of Venezuela Bonds 6.00% due 12/09/20		540,000	407,700
Republic of Venezuela Bonds 7.00% due 12/01/18		700,000	598,500
Republic of Venezuela Bonds 7.65% due 04/21/25		2,290,000	1,957,950
Republic of Venezuela Notes 8.50% due 10/08/14		2,360,000	2,277,400
Republic of Venezuela Bonds 9.25% due 09/15/27		4,945,000	4,932,637
Republic of Venezuela Bonds 9.38% due 01/13/34		3,960,000	3,940,200
Russian Federation Bonds 7.50% due 03/31/30(8)		4,623,300	5,296,452
Russian Federation Notes 12.75% due 06/24/28		770,000	1,397,550
Ukrainian Soviet Socialist Republic Bonds 6.39% due 06/26/12*		1,700,000	1,690,344
Ukrainian Soviet Socialist Republic Senior Notes 6.58% due 11/21/16		1,100,000	1,077,406
Ukrainian Soviet Socialist Republic Bonds 6.75% due 11/14/17*		1,300,000	1,284,920
United Mexican States Notes 5.63% due 01/15/17		2,250,000	2,280,375
United Mexican States Notes 6.75% due 09/27/34		3,690,000	4,075,605
United Mexican States Bonds 7.50% due 04/08/33		1,210,000	1,442,925
United Mexican States Bonds 8.30% due 08/15/31		650,000	839,475
United Mexican States Bonds 9.50% due 12/18/14	MXN	48,100,000	4,731,422

Total Foreign Government Agencies (cost $246,743,852)			251,839,714

FOREIGN GOVERNMENT TREASURIES — 1.2%
Sovereign — 1.2%
Government of United Kingdom Bonds 4.25% due 03/07/11	GBP	1,930,000	3,823,572
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	2,255,000	4,327,880
Government of United Kingdom Bonds 4.00% due 03/07/09	GBP	660,000	1,307,437

Total Foreign Government Treasuries (cost $8,973,538)			9,458,889

LOANS — 0.3%(5)(6)(17)(18)
Leisure Products — 0.1%
AMC Entertainment Holdings, Inc. First Lien 9.99% due 06/15/12		422,065	403,335

Medical-Drugs — 0.2%
Triax Pharmaceuticals LLC Senior Sec. Notes 14.70% due 08/30/11(4)(21)(22)		1,503,875	1,352,446

Total Loans (cost $1,774,507)			1,755,781

U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Bank — 0.1%
4.50% due 09/08/08		600,000	600,874

Federal Home Loan Mtg. Corp. — 7.9%
4.13% due 07/12/10		300,000	303,694
4.35% due 06/02/08		600,000	598,748

4.45% due 03/06/08	600,000	599,804
4.50% due 02/01/20	193,128	189,786
4.50% due 08/01/20	380,995	374,402
4.75% due 01/18/11	310,000	319,944
5.00% due 09/01/18	447,716	448,819
5.00% due 07/01/20	737,131	737,854
5.00% due 02/01/34	438,595	428,591
5.00% due 05/01/34	279,912	273,415
5.00% due 02/01/35	634,206	619,486
5.00% due 07/01/35	1,070,405	1,045,072
5.00% due 08/01/35	932,091	910,031
5.00% due 10/01/35	5,704,239	5,569,236
5.00% due 04/01/36	547,960	534,991
5.00% due 05/01/36	384,472	375,215
5.00% due 08/01/36	461,038	449,938
5.00% due 11/01/37	7,633,539	7,448,412
5.33% due 12/01/35(3)	405,752	409,754
5.47% due 03/01/36(3)	277,584	278,427
5.50% due 11/15/25	6,000,000	6,089,357
5.50% due 06/15/31	1,724,000	1,753,050
5.50% due 07/01/35	2,401,377	2,397,350
5.50% due 05/01/37	2,033,723	2,029,524
5.50% due 06/01/37	447,988	447,063
5.50% due 11/01/37	2,064,483	2,060,221
5.50% TBA due January	11,500,000	11,474,838
5.81% due 01/01/37(3)	982,232	995,003
5.98% due 10/01/36	4,057,547	4,130,808
6.00% due 10/01/37	9,030,000	9,164,851
6.21% due 09/01/36(3)	596,486	606,691
6.50% due 05/01/29	6,134	6,356
6.50% due 02/01/35	219,775	226,511
6.88% due 09/15/10	1,156,000	1,250,912
7.00% due 06/01/29	13,588	14,284
8.50% due 05/01/08	125	127
Federal Home Loan Mtg. Corp. REMIC
Series 41, Class F
10.00% due 05/15/20(1)	13,436	14,089
Series 1103, Class N
11.57% due 06/15/21(1)(15)	8,745	87

		64,576,741

Federal National Mtg. Assoc. — 5.3%
4.47% due 02/01/34(3)	432,172	428,161
4.50% due 06/01/19	493,638	485,509
4.67% due 10/01/35(3)	220,045	220,743
4.75% due 12/15/10	375,000	386,769
4.87% due 01/01/35(3)	909,481	914,200
5.00% due 06/01/19	243,035	243,483
5.00% due 03/01/34	289,982	283,259
5.00% due 05/01/35	129,216	126,150
5.00% due 02/01/37	267,160	260,707
5.00% due 04/01/37	1,735,151	1,693,071
5.00% due 05/01/37	2,079,751	2,029,314
5.00% due 06/01/37	784,505	765,479
5.00% due 07/01/37	283,428	276,554
5.25% due 08/01/12	300,000	311,847
5.50% due 01/01/37(3)	4,089,914	4,221,000
5.50% due 11/01/19	1,405,613	1,425,290
5.50% due 08/01/20	332,252	336,685
5.50% due 11/01/22	985,079	997,860
5.50% due 01/01/29	8,125	8,160
5.50% due 02/01/35	525,509	525,188
5.50% due 12/01/35	712,683	712,248
5.50% due 02/01/36(3)	342,455	346,646
5.50% due 11/01/36	571,905	571,287
5.50% due 12/01/36	803,410	802,542
5.50% due 04/01/37	5,070,379	5,064,665
5.50% due 05/01/37	7,007,142	6,999,246
6.00% due 02/01/32	102,651	104,703
6.00% due 05/01/34	19,315	19,641
6.00% due 10/01/34	504,632	513,139
6.00% due 06/01/35	181,884	184,804
6.00% due 07/01/37	3,308,602	3,360,079
6.00% due 10/01/37	725,057	736,338
6.50% due 04/01/34	254,115	261,913
6.50% due 02/01/35	78,780	81,077
6.50% due 07/01/37	4,536,930	4,663,672
7.00% due 09/01/37	2,535,230	2,637,263
7.50% due 01/01/30	14,566	15,571
7.50% due 09/01/30	3,420	3,651
8.00% due 11/01/28	21,472	23,007
13.00% due 11/01/15	4,599	5,211
Federal National Mtg. Assoc. REMIC
Series D, Class 10
8.80% due 01/25/19(1)	36,051	39,257
Series E, Class 11
10.40% due 04/25/19(1)	5,373	5,833

		43,091,222

Government National Mtg. Assoc. — 0.0%
7.50% due 07/15/27	16,318	17,426
7.50% due 10/15/27	65,084	69,502

		86,928

Total U.S. Government Agencies (cost $107,351,858)		108,355,765

U.S. GOVERNMENT TREASURIES — 1.6%
United States Treasury Bonds — 0.2%
4.75% due 02/15/37	1,525,000	1,596,007
6.25% due 08/15/23	166,000	198,746

		1,794,753

United States Treasury Notes — 1.4%
3.88% due 05/15/10	175,000	178,309
3.88% due 09/15/10	7,000	7,149
4.00% due 02/15/15	6,000,000	6,084,846
4.25% due 11/15/17	1,675,000	1,704,182
4.38% due 12/15/10	101,000	104,756
4.50% due 05/15/17	2,300,000	2,383,913
4.63% due 12/31/11	500,000	524,453
4.75% due 05/31/12	400,000	422,157

		11,409,765

Total U.S. Government Treasuries (cost $12,336,440)		13,204,518
OTHER INVESTMENTS — 0.6%
Independent Power Producers — 0.6%
Calpine Corp.
Unsecured Claim Class C-7, Claim No. 2625(26)	675,000	664,875
Total Other Investments
(cost $667,828)

COMMON STOCK — 0.5%
Casino Services — 0.0%
Shreveport Gaming Holdings, Inc.†(4)(5)(6)	2,441	56,199

Cellular Telecom — 0.3%
iPCS, Inc.(5)(6)	60,413	2,174,264

Independent Power Producers — 0.0%
Mirant Corp.†	1,929	75,192

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC(4)(5)(6)(20)	128,418	53,936

Medical-Hospitals — 0.0%
MedCath Corp.†	3,000	73,680

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(4)(5)(6)	4,107	41

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	5,412	10,770

Oil-Field Services — 0.2%
Trico Marine Services, Inc.†	40,529	1,500,384

Total Common Stock (cost $2,297,215)		3,944,466

PREFERRED STOCK — 0.6%
Banks-Money Center — 0.1%
Santander Finance Preferred SA 5.66%	32,800	608,440

Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	12,800	255,360

Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(8)	16,000	360,000

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 15.00%(4)(5)(6)(20)	39,177	78,353

Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%	800	813,000

Oil Companies-Exploration & Production — 0.3%
EXCO Resources, Inc. Convertible Series A-1 7.00%(4)(5)(9)	190	2,042,500
Transmeridian Exploration, Inc. 15.00%(4)(9)	3,686	302,252

		2,344,752

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 4.10% (3)	29,200	506,036

Total Preferred Stock (cost $5,349,132)		4,965,941

WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(4)(6)	13,811	3,453

Telecom Services — 0.0%
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80) *(4)(6)	500	0

Telephone-Integrated — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00)*(4)(6)	150	1

Total Warrants (cost $46,436)		3,454

Total Long-Term Investment Securities (cost $791,667,725)		786,502,602

SHORT-TERM INVESTMENT SECURITIES — 2.6%
Time Deposits — 2.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.10% due 01/02/08	3,507,000	3,507,000
Euro Time Deposit with State Street Bank & Trust Co. 3.15% due 01/02/08	17,805,000	17,805,000

Total Short-Term Investment Securities (cost $21,312,000)		21,312,000

REPURCHASE AGREEMENT — 1.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (19) (cost $13,962,000)	13,962,000	13,962,000

TOTAL INVESTMENTS (cost $826,941,725) (16)	101.1%	821,776,602
Liabilities in excess of other assets	(1.1)	(9,098,705)

NET ASSETS	100.0%	$812,677,897

Bonds & Notes Sold Short — (1.4%)
Federal National Mtg. Assoc. — (1.4%)
5.50% TBA due January (Proceeds $(11,462,266))	(11,500,000)	(11,485,625)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $84,071,421 representing 10.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects the stated maturity date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.

(4)	Fair valued security; see Note 1

(5)	To the extent permitted by the Statement of Additional Information, the Strategic Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2007, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings, Inc. 10.65% due 06/15/12 Term Loan	6/8/2007	$400,000	$390,000
	9/27/2007	11,051	11,051
	12/20/2007	11,014	11,014

		422,065	412,065	$403,335	$98.00	0.05%
Critical Care Systems International, Inc. Common Stock	7/20/2006	4,107	37,181	41	0.01	0.00
EXCO Resources, Inc. Convertible Preferred Stock Series A-1, 7.00%	3/29/2007	37	370,000
	9/20/2007	153	1,530,000

		190	1,900,000	2,042,500	10,750.00	0.25
ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	$200,000	200,000
	4/19/2006	65,000	80,925

		265,000	280,925	259,700	98.00	0.03
iPCS, Inc. Common Stock	7/28/2005	1,283	0
	7/20/2004	59,130	916,511

		60,413	916,511	2,174,264	35.99	0.27
Shreveport Gaming Holdings, Inc. Common Stock	7/29/2005	2,047	47,128
	7/21/2005	394	9,073

		2,441	56,201	56,199	23.02	0.01
Southern Energy, Inc. 7.90% due 07/15/09	1/25/2006	$1,125,000	0
	6/6/2006	425,000	0

		1,550,000	0	0	0.00	0.00
Triax Pharmaceuticals 14.70% due 08/30/11 Term Loan	8/31/2007	$1,500,000	1,348,961
	10/31/2007	3,875	3,875

		$1,503,875	1,352,836	1,352,446	90.00	0.17
Triax Pharmaceuticals Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.01
Triax Pharmaceuticals Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.01

				$6,420,774		0.80%

(6)	Illiquid security

(7)	Bond in default

(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(9)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)	Variable Rate Security - the rate reflected is as of December 31, 2007, maturity date reflects next reset date.

(11)	Company has filed for Chapter 11 bankruptcy protection.

(12)	Bond is in default and did not pay principal at maturity.

(13)	Company has filed for Chapter 7 bankruptcy.

(14)	Perpetual maturity - maturity date reflects the next call date.

(15)	Interest Only

(16)	See Note 3 for cost of investments on a tax basis.

(17)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(18)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(19)	See Note 2 for details of Joint Repurchase Agreement.

(20)	Consists of more than one class of securities traded together as a unit.

(21)	A portion of the interest is paid in the form of additional bonds.

(22)	Loan is subject to an unfunded loan commitment. See Note 4 for details.

(23)	Company emerged from bankruptcy subsequent to December 31, 2007.

(24)	Company has filed for Chapter 11 bankruptcy protection subsequent to December 31, 2007.

(25)	Bond in default subsequent to December 31, 2007.

(26)	The Claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Subsequent to December 31, 2007 the final reorganization plan was approved. Unsecured claim holders are expected to recover 99.9% of all debt including penalty interest, as set forth in bankruptcy plan, in the form of new common stock.

TBA - Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

COP — Columbian Peso

DKK — Danish Krone

EGP — Egyptian Pound

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

MXN — Mexican Peso

NOK — Norwegian Krone

PLN — Polish Zloty

SEK — Swedish Krona

USD — U.S. Dollar

ZAR — South African Rand

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2007 – (unaudited)

Security Description	Principal Amount	Value (Note 2)
CONVERTIBLE BONDS & NOTES — 0.6%
Electronic Components-Semiconductors — 0.5%
Advanced Micro Devices, Inc. Senior Notes 6.00% due 05/01/15*	$50,000	$35,563
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	1,845,000	1,065,487

		1,101,050

Medical-Biomedical/Gene — 0.1%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	250,000	206,250

Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(1)(2)(3)	75,000	73,500

Total Convertible Bonds & Notes (cost $1,873,866)		1,380,800

CORPORATE BONDS & NOTES — 80.2%
Advertising Services — 0.3%
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17*	750,000	693,750

Agricultural Chemicals — 0.9%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	425,000	427,125
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	750,000	802,500
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	975,000	1,053,000

		2,282,625

Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	800,000	775,000
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	249,501	248,254

		1,023,254

Applications Software — 0.2%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	525,000	567,000

Auto-Cars/Light Trucks — 1.8%
Ford Motor Co. Debentures 6.38% due 02/01/29	2,905,000	1,931,825
General Motors Corp. Debentures 8.25% due 07/15/23	2,865,000	2,277,675
General Motors Corp. Senior Bonds 8.38% due 07/15/33	125,000	100,625

		4,310,125

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 8.75% due 12/01/16	775,000	705,250

Auto/Truck Parts & Equipment-Replacement — 0.0%
Exide Corp. Notes 10.00% due 03/15/25†(1)(3)	1,650,000	0

Beverages-Non-alcoholic — 0.1%
Cott Beverages USA Inc. Company Guar. Notes 8.00% due 12/15/11	300,000	279,000

Broadcast Services/Program — 0.2%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	376,000	383,990

Building & Construction Products-Misc. — 1.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	950,000	969,000
Dayton Superior Corp. Senior Sec. Notes 10.75% due 09/15/08	749,000	768,661
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	400,000	396,000
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14	925,000	541,125

		2,674,786

Building Products-Wood — 0.4%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15	1,092,000	851,760

Cable TV — 2.6%
CCH I LLC Company Guar. Notes 11.00% due 10/01/15	3,021,000	2,447,010
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	1,000,000	975,000
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 10/01/13	2,527,000	2,419,602
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	500,000	477,500

		6,319,112

Casino Hotels — 3.1%
Eldorado Casino Corp. Sec. Bonds

10.00% due 08/01/12(1)(5)	1,721,177	1,706,117
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(1)(3)	2,675,000	2,675,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	1,375,000	1,258,125
Station Casinos, Inc. Senior Sub. Notes 6.88% due 03/01/16	1,050,000	766,500
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	1,050,000	1,071,000

		7,476,742

Casino Services — 0.3%
Indianapolis Downs LLC Sec. Notes 11.00% due 11/01/12*	775,000	747,875

Cellular Telecom — 1.8%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	959,000	997,360
Centennial Communications Corp. Senior Notes 10.48% due 01/01/13(4)	825,000	843,562
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14*	950,000	890,625
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	700,000	658,000
Rural Cellular Corp. Senior Notes 8.12% due 06/01/13(4)	1,000,000	1,015,000

		4,404,547

Chemicals-Specialty — 2.2%
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	25,000	25,562
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16*	3,425,000	2,962,625
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	2,375,000	2,291,875

		5,280,062

Computer Services — 0.5%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	1,325,000	1,321,688

Consumer Products-Misc. — 0.7%
American Achievement Corp. Senior Sub. Notes 8.25% due 04/01/12	372,000	362,700
Jostens Holding Corp. Senior Notes 10.25% due 12/01/13(6)	1,300,000	1,215,500
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	150,000	150,750

		1,728,950

Containers-Metal/Glass — 0.8%
Crown Cork & Seal Co., Inc. Debentures 8.00% due 04/15/23	1,600,000	1,520,000
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	365,000	378,687

		1,898,687

Containers-Paper/Plastic — 1.5%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	650,000	640,250
Pliant Corp. Company Guar. Notes 11.13% due 09/01/09	1,790,000	1,476,750
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	1,475,000	1,425,219

		3,542,219

Cosmetics & Toiletries — 0.3%
Revlon Consumer Products Corp. Senior Sub. Notes 8.63% due 02/01/08	775,000	773,063

Data Processing/Management — 0.5%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	1,300,000	1,108,250

Direct Marketing — 0.8%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	2,100,000	1,995,000

Distribution/Wholesale — 0.5%
Varietal Distribution, Inc. Company Guar. Notes 10.25% due 07/15/15*	1,175,000	1,122,125

Diversified Manufacturing Operations — 0.9%
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	625,000	542,187
Harland Clarke Holdings Corp. Notes 9.62% due 05/15/15(4)	500,000	416,250
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	575,000	506,000

Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	750,000	738,750

		2,203,187

Electric-Generation — 2.7%
AES Corp. Senior Notes 7.75% due 10/15/15*	1,875,000	1,903,125
AES Corp. Senior Notes 8.00% due 10/15/17*	2,275,000	2,326,188
Edison Mission Energy Senior Notes 7.20% due 05/15/19	1,500,000	1,473,750
Edison Mission Energy Senior Notes 7.63% due 05/15/27	575,000	540,500
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs. Series B 9.24% due 07/02/17	329,676	344,511

		6,588,074

Electric-Integrated — 2.0%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	625,000	628,125
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	1,325,000	1,328,312
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	500,000	458,750
Southern Energy, Inc. Notes 7.90% due 07/15/09†*(1)(2)(3)	3,525,000	0
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	1,675,000	1,658,250
Texas Competitive Electric Holdings Co. LLC Series B Senior Notes 10.25% due 11/01/15*	225,000	222,750
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	500,000	493,750

		4,789,937

Electronic Components-Semiconductors — 1.2%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	411,000	357,570
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	125,000	117,813
Amkor Technology, Inc. Senior Notes 9.25% due 06/01/16	905,000	907,262
Freescale Semiconductor, Inc. Senior Notes 9.13% due 12/15/14	1,175,000	998,750
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	575,000	474,375
Spansion, Inc. Senior Notes 11.25% due 01/15/16*	115,000	97,750

		2,953,520

Energy-Alternate Sources — 0.3%
VeraSun Energy Corp. Senior Notes 9.38% due 06/01/17*	275,000	239,938
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12	400,000	403,000

		642,938

Finance-Auto Loans — 2.3%
Ford Motor Credit Co. LLC Notes 8.71% due 04/15/12(4)	500,000	491,686
Ford Motor Credit Co. LLC Notes 7.38% due 10/28/09	4,575,000	4,306,201
GMAC LLC Notes 6.03% due 09/23/08(4)	875,000	845,310

		5,643,197

Finance-Mortgage Loan/Banker — 0.2%
Residential Capital LLC Company Guar. Notes 7.62% due 05/22/09(4)	705,000	500,550
Residential Capital LLC Company Guar. Notes 7.81% due 04/17/09(4)	117,000	83,070

		583,620

Food-Misc. — 0.3%
Wornick Co. Sec. Notes 10.88% due 07/15/11†(8)(20)	950,000	608,000

Funeral Services & Related Items — 0.3%
Service Corp. International Senior Notes 7.00% due 06/15/17	825,000	789,938

Gambling (Non-Hotel) — 0.9%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	1,000,000	935,000
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*	600,000	583,500

Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	734,000	734,000

		2,252,500

Golf — 0.1%
True Temper Sports, Inc. Company Guar. Notes 8.38% due 09/15/11	475,000	287,375

Home Furnishings — 0.3%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	75,000	69,375
Simmons Co. Senior Notes 10.00% due 12/15/14(6)	1,000,000	740,000

		809,375

Hotel/Motel — 0.2%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	460,000	433,550

Human Resources — 0.4%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	800,000	848,000

Independent Power Producers — 2.8%
Calpine Corp. Sec. Notes 8.75% due 07/15/13*(3)(18)	3,485,000	3,746,375
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,850,000	1,803,750
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	200,000	218,000
Reliant Energy, Inc Senior Notes 7.88% due 12/31/17	925,000	915,750

		6,683,875

Insurance Brokers — 0.7%
USI Holdings Corp. Senior Notes 8.74% due 11/15/14*(4)	725,000	619,875
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	1,375,000	1,106,875

		1,726,750

Investment Management/Advisor Services — 1.3%
LVB Acquisition Merger Sub, Inc. Senior Notes 10.38% due 10/15/17*	1,625,000	1,620,937
LVB Acquisition Merger Sub, Inc. Senior Sub. Notes 11.63% due 10/15/17*	925,000	911,125
LVB Acquisition Merger, Inc. Senior Notes 10.00% due 10/15/17*	675,000	688,500

		3,220,562

Medical Information Systems — 0.6%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	1,475,000	1,403,094

Medical Products — 1.2%
Reable Therapeutics Finance LLC Senior Notes 10.88% due 11/15/14*	150,000	147,375
ReAble Therapeutics Finance LLC Company Guar. Notes 11.75% due 11/15/14	1,300,000	1,183,000
Universal Hospital Services, Inc. Senior Notes 8.29% due 06/01/15(4)	725,000	725,000
Universal Hospital Services, Inc. Senior Notes 8.50% due 06/01/15(4)	725,000	732,250

		2,787,625

Medical-HMO — 0.5%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	1,325,000	1,318,375

Medical-Hospitals — 5.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	3,715,000	3,784,656
HCA, Inc. Senior Notes 6.25% due 02/15/13	875,000	765,625
HCA, Inc. Senior Notes 8.75% due 09/01/10	225,000	226,969
HCA, Inc. Senior Notes 9.13% due 11/15/14	575,000	598,000
HCA, Inc. Senior Notes 9.25% due 11/15/16	4,225,000	4,436,250
HCA, Inc. Senior Notes 9.63% due 11/15/16	1,000,000	1,057,500
IASIS Healthcare LLC / IASIS Capital Corp. Bank Guaranteed Notes 8.75% due 06/15/14	1,335,000	1,335,000

		12,204,000

Medical-Nursing Homes — 0.3%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	700,000	705,250

Metal Processors & Fabrication — 0.2%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	500,000	517,500

Metal-Diversified — 2.2%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	410,000	434,600
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	2,445,000	2,622,262
Noranda Aluminium Acquisition Corp. Senior Notes 8.74% due 05/15/15*(4)	1,950,000	1,638,000
Noranda Aluminium Holding Corp. Senior Notes 10.49% due 11/15/14*(4)	750,000	637,500

		5,332,362

Multimedia — 0.1%
Haights Cross Operating Co. Senior Notes 11.75% due 08/15/11	325,000	331,094

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(1)(3)(9)(10)	2,150,000	0

Non-Hazardous Waste Disposal — 0.4%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	950,000	926,250

Office Automation & Equipment — 0.8%
Ikon Office Solutions, Inc. Senior Notes 9.93% due 01/01/12*(4)	2,000,000	2,020,000

Oil Companies-Exploration & Production — 3.3%
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	350,000	353,500
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	825,000	765,188
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15*	975,000	877,500
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	1,250,000	1,221,875
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	400,000	368,000
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	525,000	472,500
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	425,000	401,625
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	1,225,000	1,203,562
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	1,725,000	1,647,375
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	650,000	643,500

		7,954,625

Oil-Field Services — 0.9%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	655,000	645,175
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	550,000	559,625
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14*	425,000	434,562
Oslo Seismic Services, Inc. 1st Mtg. Bonds 8.28% due 06/01/11	457,043	480,280

		2,119,642

Paper & Related Products — 1.2%
Abitibi-Consolidated Finance LP Company Guar. Bonds 7.88% due 08/01/09	225,000	214,313
Bowater, Inc. Notes 6.50% due 06/15/13	600,000	441,000
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	825,000	742,500
Georgia-Pacific Corp. Company Guar. Notes 7.00% due 01/15/15*	875,000	850,937
Georgia-Pacific Corp. Company Guar. Notes 7.13% due 01/15/17*	375,000	364,687
NewPage Corp. Senior Notes 10.00% due 05/01/12*	375,000	376,875

		2,990,312

Physicians Practice Management — 0.5%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	1,265,000	1,249,188

Pipelines — 2.6%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	650,000	643,500

Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	975,000	982,312
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	650,000	656,500
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	1,375,000	1,368,125
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	875,000	881,563
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	600,000	571,500
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	175,000	175,875
NGC Corp Capital Trust Guar. Bonds 8.32% due 06/01/27	1,050,000	924,000

		6,203,375

Poultry — 0.2%
Pilgrim’s Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	525,000	514,500

Printing-Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	650,000	579,313

Publishing-Periodicals — 0.6%
The Reader’s Digest Association, Inc. Senior Sub. Notes 9.00% due 02/15/17*	1,600,000	1,340,000

Real Estate Investment Trusts — 0.6%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	1,350,000	1,336,500

Recycling — 0.9%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	1,315,000	1,098,025
Aleris International, Inc. Company Guar. Notes 10.00% due 12/15/16	1,225,000	992,250

		2,090,275

Rental Auto/Equipment — 0.9%
Rental Service Corp. Notes 9.50% due 12/01/14	800,000	716,000
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	1,650,000	1,435,500

		2,151,500

Research & Development — 0.4%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	1,080,000	920,700

Retail-Discount — 0.2%
Dollar General Corp. Senior Notes 10.63% due 07/15/15*	400,000	367,000

Retail-Drug Store — 0.7%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	2,175,000	1,799,813

Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14	625,000	613,281

Retail-Regional Department Stores — 0.0%
Neiman Marcus Group, Inc. Senior Sub. Notes 10.38% due 10/15/15	55,000	57,269

Retail-Restaurants — 0.5%
Dave & Buster’s, Inc. Company Guar. Notes 11.25% due 03/15/14	475,000	448,875
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	870,000	778,650

		1,227,525

Rubber-Tires — 0.2%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	750,000	594,375

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(1)(10)(12)	550,000	55

Special Purpose Entities — 3.8%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12(6)	1,100,000	946,000
AMR HoldCo, Inc./EmCare HoldCo, Inc. Senior Sub. Notes 10.00% due 02/15/15	450,000	474,750
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	650,000	578,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	475,000	447,688
Consolidated Communications Holdings, Inc. Senior Notes 9.75% due 04/01/12	810,000	834,300

Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Senior Sub. Notes 9.75% due 04/01/17*	850,000	845,750
Hexion US Fin Corp. Company Guar. Notes 9.75% due 11/15/14	505,000	545,400
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14*	300,000	276,000
KAR Holdings, Inc. Senior Notes 8.91% due 05/01/14*(4)	725,000	657,937
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	725,000	692,375
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	646,000	675,070
MXEnergy Holdings, Inc. Senior Notes 12.81% due 08/01/11(4)	1,075,000	1,021,250
PNA Intermediate Holding Corp. Senior Notes 11.87% due 02/15/13*(4)	300,000	271,500
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	950,000	916,750

		9,183,270

Steel-Producer — 0.6%
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	1,350,000	1,333,125

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	510,000	464,100
Mobile Services Group, Inc. Notes 9.75% due 08/01/14	725,000	667,000

		1,131,100

Telecom Services — 1.3%
Cincinnati Bell Telephone Co. Company Guar. Notes 7.18% due 12/15/23	375,000	341,250
Cincinnati Bell Telephone Co. Company Guar. Notes 7.20% due 11/29/23	1,525,000	1,418,250
PAETEC Holding Corp. Senior Notes 9.50% due 07/15/15*	1,450,000	1,421,000

		3,180,500

Telephone-Integrated — 1.7%
Cincinnati Bell, Inc. Senior Notes 7.25% due 06/15/23	225,000	203,625
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	900,000	877,500
Citizens Communications Co. Senior Notes 7.13% due 03/15/19	825,000	783,750
Citizens Communications Co. Senior Notes 9.00% due 08/15/31	756,000	754,110
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	1,400,000	1,396,500

		4,015,485

Television — 2.2%
ION Media Networks, Inc. Senior Notes 7.50% due 01/15/12*(4)	25,000	24,344
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	1,250,000	1,176,562
Paxson Communication Corp. Sec. Senior Notes 10.51% due 01/15/13*(4)	3,175,000	3,123,406
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	725,000	515,656
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	750,000	585,938

		5,425,906

Theater — 0.7%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,900,000	1,786,000

Transactional Software — 0.4%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	1,000,000	911,250

Transport-Air Freight — 3.6%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	5,437,354	6,252,957
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	768,231	782,635
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20	19,501	19,867
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	1,301,358	1,626,698

		8,682,157

Transport-Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17*	250,000	251,250
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	425,000	408,000

		659,250

Travel Services — 0.7%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	300,000	306,750
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	1,405,000	1,498,081

		1,804,831

Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 10.01% due 03/15/14(4)	175,000	165,375

Total Corporate Bonds & Notes (cost $197,606,372)		192,487,305

FOREIGN CORPORATE BONDS & NOTES — 8.5%
Building & Construction-Misc. — 0.2%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11	610,000	602,375

Building Products-Doors & Windows — 0.1%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	233,000	181,740

Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	300,000	292,500

Containers-Metal/Glass — 0.9%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	2,300,000	2,116,000

Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	650,000	679,250

Electronic Components-Misc. — 0.5%
NXP BV / NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	1,385,000	1,269,006

Food-Meat Products — 0.9%
JBS SA Company Guar. Notes 9.38% due 02/07/11	1,150,000	1,125,620
JBS SA Notes 9.38% due 02/07/11	250,000	244,700
JBS SA Senior Notes 10.50% due 08/04/16*	825,000	800,250

		2,170,570

Independent Power Producer — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(1)(8)	4,460,000	4,460

Medical-Drugs — 1.3%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	550,000	460,625
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 8.87% due 12/01/13(4)	825,000	783,750
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	1,400,000	1,316,000
Elan Finance PLC Company Guar. Notes 8.88% due 12/01/13	575,000	566,375

		3,126,750

Metal Processors & Fabrication — 0.0%
International Utility Structures, Inc. Senior Sub. Notes 10.75% due 02/01/08†(1)(3)(18)	2,150,000	43,000

Multimedia — 0.2%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16*	425,000	408,000

Oil Companies-Exploration & Production — 0.7%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	825,000	767,250
OPTI Canada, Inc. Sec. Notes 7.88% due 12/15/14*	1,075,000	1,050,813

		1,818,063

Paper & Related Products — 0.5%
Abitibi-Consolidated, Inc. Notes 5.25% due 06/20/08	100,000	95,750
Abitibi-Consolidated, Inc. Notes 6.00% due 06/20/13	285,000	194,156
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	1,025,000	896,875

		1,186,781

Printing-Commercial — 0.5%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*(19)(20)	1,605,000	1,181,681

Satellite Telecom — 1.6%
Intelsat Bermuda, Ltd. Company Guar. Notes 7.58% due 01/15/15(4)	1,395,000	1,398,487
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	1,100,000	1,135,750
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(6)	735,000	600,863
Intelsat, Ltd. Senior Notes 6.50% due 11/01/13	550,000	400,125
Intelsat, Ltd. Senior Notes 7.63% due 04/15/12	450,000	369,000

		3,904,225

Special Purpose Entity — 0.4%
Hellas Telecommunications Luxembourg II Sub. Notes 10.01% due 01/15/15*(4)	950,000	895,375

Telecom Services — 0.3%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	675,000	705,375

Total Foreign Corporate Bonds & Notes (cost $25,894,554)		20,585,151

LOANS (13)(14)— 4.6%
Beverages-Non-alcoholic — 0.3%
Le-Natures, Inc. 9.39% due 01/01/11†(1)(8)(9)	1,200,000	651,000

Building-Residential/Commerical — 0.4%
TOUSA, Inc. 13.24% due 07/31/13(1)	1,022,829	894,975

Computer Services — 0.4%
CompuCom Systems, Inc. 8.35% due 08/30/14(1)	997,500	977,550

Diversified Financial Services — 1.1%
Wind Acquisition Holdings Finance S.A. 12.43% due 12/21/11(1)(2)(5)	2,544,493	2,550,855

Electric Products-Misc. — 0.4%
Texas Competitive Electric 8.62% due 10/10/14(1)	1,000,000	982,876

Leisure Products — 0.2%
AMC Entertainment Holdings, Inc. 9.99% due 06/15/12(1)(2)	633,097	605,003

Medical-Drugs — 0.6%
Triax Pharmaceuticals LLC Senior Sec. Notes 14.70% due 08/30/11(1)(2)(3)(16)(17)	1,503,875	1,352,446

Medical-Hospitals — 0.4%
Iasis Healthcare Corp. 10.32% due 06/15/14(1)	1,054,349	1,002,071

Oil-Field Services — 0.8%
Stallion Oilfield Service 9.38% due 07/30/12(1)(2)	2,000,000	1,900,000

Rental Auto/Equipment — 0.2%
Neff Corp. 8.40% due 11/30/14(1)	500,000	402,032

Travel Service — 0.4%
Travelport Holdngs Ltd 11.84% due 03/27/12(1)(2)(5)	1,098,554	1,036,302

Total Loans (cost $13,151,008)		12,355,110

OTHER INVESTMENTS — 0.2%
Independent Power Producers — 0.2%
Calpine Corp Unsecured Claim Class C-7, Claim No. 2625(21) (cost $593,625)	600,000	591,000
COMMON STOCK — 5.6%
Casino Services — 0.2%
Capital Gaming International, Inc.†(1)(3)	77	0
Shreveport Gaming Holdings, Inc.†(1)(2)(3)	14,150	325,776

Cellular Telecom — 4.3%
iPCS, Inc.(1)(2)	290,360	10,450,056

Independent Power Producers — 0.1%
Mirant Corp.†	4,388	171,044

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC(1)(2)(3)(15)	128,418	53,936

Medical-Hospitals — 0.0%
MedCath Corp.†	2,746	67,442

Medical-Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.(1)(2)(3)	69,700	697

Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc.†	26	52

Oil-Field Services — 0.8%
Trico Marine Services, Inc.†	49,359	1,827,270

Total Common Stock (cost $5,830,466)		12,896,273

PREFERRED STOCK — 2.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C 15.00% (1)(2)(3)(15)	39,177	78,353

Medical-Generic Drugs — 0.3%
Mylan, Inc. 6.50% Convertible	750	762,187

Oil Companies-Exploration & Production — 1.7%
EXCO Resources, Inc. Convertible 7.00% Series A-1(2)(3)(5)	318	3,418,500
Transmeridian Exploration, Inc. 15.00% (3)(5)	7,018	575,476

		3,993,976

Total Preferred Stock (cost $4,651,446)		4,834,516

Security Description	Shares	Value (Note 2)
WARRANTS — 0.0%†
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (strike price $4.31)(1)(3)	44,885	$11,221

Telecom Services — 0.0%
KMC Telecom Holdings, Inc. Expires 01/31/08 (strike price $0.01) )*(1)(3)	3,650	0
Leap Wireless International, Inc. Expires 04/15/10 (strike price $96.80)*(1)(3)	2,250	0

		0

Telephone-Integrated — 0.0%
GT Group Telecom, Inc. Expires 02/01/10 (strike price $0.00) )*(1)(3)	2,650	27

Total Warrants (cost $240,756)		11,248

TOTAL INVESTMENTS (cost $249,842,093) (7)	101.5%	245,141,403
Liabilities in excess of other assets	(1.5)	(3,504,518)

NET ASSETS	100.0%	$241,636,885

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2007, the aggregate value of these securities was $59,089,705 representing 24.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Illiquid security

(2)	To the extent permitted by the Statement of Additional Information, the High Yield Bond Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to Note 1. Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2007, the High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal / Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
AMC Entertainment Holdings Loan Agreement 9.99% due 06/15/12	6/8/2007	$600,000	$585,000
	9/17/2007	16,576	16,576
	12/20/2007	16,521	16,521

		633,097	601,576	$605,003	$0.98	0.25%
Critical Care Systems
International, Inc. Common Stock	7/20/2006	69,700	606,739	697	0.10	0.00%
EXCO Resources, Inc. 7.00%, Series A-1 Preferred Stock	3/29/2007	318	3,180,000	3,418,500	10,750.00	1.41%

ICO North America, Inc. 7.50% due 08/15/09	8/11/2005	$75,000	75,000	73,500	0.98	0.03%
iPCS, Inc. Common Stock	7/20/2004	283,047	4,332,738
	7/28/2005	7,313	0

		290,360	4,332,738	10,450,056	35.99	4.32%
Shreveport Gaming
Holdings, Inc. Common Stock	7/21/2005	2,321	53,448
	7/29/2005	11,829	272,336

		14,150	325,784	325,776	23.02	0.13%
Southern Energy, Inc. 7.90% due 07/15/09	1/10/2006	$3,525,000	0	0	0.00	0.00%

Stallion Oilfield Service 9.32% due 07/30/12 Loan Agreement	7/18/2007	1,000,000	980,000
	12/4/2007	1,000,000	950,000

		2,000,000	1,930,000	1,900,000	0.00	0.79%

Travelport Holdings, Ltd. Loan Agreement 11.84% due 03/27/12	3/30/2007	$1,000,000	970,000
	6/29/2007	32,390	32,389
	9/28/2007	32,255	32,255
	12/31/2007	33,909	33,909

		1,098,554	1,068,553	1,036,302	0.94	0.43%
Triax Pharmaceuticals LLC Common Stock	8/31/2007	128,418	53,936	53,936	0.42	0.02%

Triax Pharmaceuticals LLC, Class C Preferred Stock	8/31/2007	39,177	78,353	78,353	2.00	0.03%

Triax Pharmaceuticals LLC Loan Agreement 14.70%, Class C	08/30/2007	$1,500,000	1,358,015
	10/31/2007	3,875	3,875

		1,503,875	1,361,890	1,352,446	0.90	0.56%

Wind Acqusition Holdings Finance S.A. Loan Agreement 12.43% due 12/21/11	2/27/2007 3/06/2007 3/15/2007	$206,305 206,305 515,763	205,512 205,020 513,799
	3/19/2007	309,459	307,530
	6/21/2007	412,748	415,000
	8/15/2007	16,438	16,438
	7/18/2007	6,575	6,575
	7/18/2007	6,575	6,575
	7/18/2007	9,863	9,863
	11/05/2007	54,462	54,462
	11/09/2007	800,000	801,854

		2,544,493	2,542,628	2,550,854	1.00	1.05%

				$21,845,423		9.02%

(3)	Fair valued security; see Note 1

(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.

(5)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(7)	See Note 3 for cost of investments on a tax basis.

(8)	Bond in default

(9)	Company has filed Chapter 11 bankruptcy protection.

(10)	Bond is in default and did not pay principal at maturity.

(11)	Company has filed bankruptcy in country of issuance.

(12)	Company has filed for Chapter 7 bankruptcy protection.

(13)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(14)	Senior Loans in the Fund’s Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(15)	Consist of more than one class of securities traded together as a unit.

(16)	A portion of the interest is paid in the form of additional bonds.

(17)	Loan is subject to an unfunded loan committment. See Note 4 for details.

(18)	Company emerged From bankruptcy subsequent to December 31, 2007.

(19)	Bond in default subsequent to December 31, 2007.

(20)	Company has filed Chapter 11 bankruptcy protection subsequent to December 31, 2007.

(21)	The claim is an allowed general unsecured claim against the debtor, Calpine Corp., and is free from any withholding, offset, counterclaim, subordination, or deduction of any kind. Subsequent to December 31, 2007 the final reorganization plan was approved. Unsecured claim holders are expected to recover 99.9% of all debt including penalty interest, as set forth in bankruptcy plan, in the form of new common stock.

ADR	American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Tax Exempt Insured Fund

PORTFOLIO OF INVESTMENTS—December 31, 2007 – (unaudited)

Security Description	Principal Amount	Value (Note 1)
MUNICIPAL BONDS & NOTES — 92.9%
Alabama — 4.9%
Auburn University General Fee Revenue Series A 5.00% due 06/01/33(1)	$1,000,000	$1,047,350
State of Alabama Series A 5.00% due 08/01/17(1)	1,500,000	1,653,435

		2,700,785

California — 2.7%
State of California 5.00% due 06/01/37	1,500,000	1,511,130

Connecticut — 4.9%
State of Connecticut, Refunded, Series B, 5.00% due 06/01/14(1)	2,500,000	2,722,500

Georgia — 3.1%
City of Augusta GA Water & Sewer, Revenue Bonds, 5.00% due 10/01/30(1)	1,500,000	1,588,965
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/09(1)	60,000	61,984
Georgia Municipal Electric Authority, Power Revenue, Series Y, 6.40% due 01/01/13(1)	85,000	93,329

		1,744,278

Indiana — 7.0%
Indiana Transportation Finance Authority Highway Revenue, Series A, 5.25% due 06/01/26(1)	3,500,000	3,872,050

Massachusetts — 13.4%
Massachusetts State Water Resources Authority, Revenue Bonds, Series A, 5.00% due 08/01/24(1)	3,910,000	4,087,983
University Massachusetts Building Authority Project Revenue, Series 04-1, 5.25% due 11/01/27(1)	3,000,000	3,337,290

		7,425,273

Michigan — 4.2%
Detroit Michigan Sewage Disposal Revenue 4.11% due 07/01/32(1)(3)	2,445,000	2,317,884

New Jersey — 5.2%
Garden State New Jersey Preservation Trust Open Space and Farmland Preservation, Series A, 5.80% due 11/01/17(1)	2,500,000	2,855,550

New Mexico — 4.8%
New Mexico Finance Authority Transportation, Series A, 5.25% due 06/15/21(1)	2,500,000	2,687,750
New York — 10.9%
City of Niagara Falls New York 7.50% due 03/01/13(1)	410,000	486,334
City of Niagara Falls New York Prerefunded 7.50% due 03/01/13(1)	35,000	41,991
City of Niagara Falls New York 7.50% due 03/01/14(1)	510,000	618,951
City of Niagara Falls New York Prerefunded 7.50% due 03/01/14(1)	45,000	55,340
New York State Thruway Authority, Series H, 5.00% due 01/01/19(1)	1,000,000	1,089,440
New York State Thruway Authority, Series G, 5.25% due 01/01/27(1)	1,500,000	1,606,305
Sales Tax Asset Receivables Corp., Series A, 5.25% due 10/15/27(1)	2,000,000	2,129,960

		6,028,321

Ohio — 23.9%
Cincinnati, Ohio City School District Classroom Facilities, General Obligation, 5.00% due 12/01/24(1)	3,000,000	3,269,970
Cuyahoga County, Ohio Revenue, Series A, 5.75% due 01/01/24	2,000,000	2,125,440
Franklin County, Ohio Hospital Revenue, Series C, 5.25% due 05/15/23	3,000,000	3,120,480
Olentangy Local School District Ohio, Series A, 5.25% due 12/01/27(1)	3,250,000	3,595,475
Woodridge, Ohio, Woodmore Local School District, 6.80% due 12/01/14(1)	1,000,000	1,114,350

		13,225,715

South Carolina — 3.8%
South Carolina State Public Service Authority Series A 5.00% due 01/01/32(1)	2,000,000	2,085,300

South Dakota — 4.1%
South Dakota State Health & Educational Facilities Revenue, Refunding, 6.25% due 07/01/10(1)	2,120,000	2,263,694

Total Long-Term Investment Securities (cost $49,098,933)		51,440,230

SHORT-TERM INVESTMENT SECURITIES — 6.2%
Alaska — 1.6%
Alaska Housing Finance Corp. Series B 3.39% due 01/24/08(1)(2)	900,000	900,000

Florida — 0.4%
Palm Beach County, School Board Series B 3.07% due 01/24/08(1)(2)	250,000	250,000

Illinois — 2.2%
Chicago Board of Education Series C 3.05% due 01/24/08(1)(2)	800,000	800,000
Chicago Board of Education Series D-2 2.94% due 01/22/08(1)(2)	430,000	430,000

		1,230,000

Michigan — 0.5%
Detroit Michigan Water Supply System Series B 3.10% due 01/24/08(1)(2)	260,000	260,000

South Carolina — 0.5%
Piedmont Municipal Power Agency, Electric Revenue Sub. Series B-4 3.00% due 01/23/08(1)(2)	300,000	300,000

Tennessee — 0.4%
Jackson Energy Authority 3.05% due 01/24/08(1)(2)	205,000	205,000

Texas — 0.4%
North Central Texas Health Facility Development Corp. Presbyterian Medical Center Series D 3.66% due 01/24/08(1)(2)	200,000	200,000

Registered Investment Company — 0.2%
SSGA Tax Free Money Market Fund	92,516	92,516

Total Short-Term Investment Securities (cost $3,437,516)		3,437,516

TOTAL INVESTMENTS — (cost $52,536,449)	99.1%	54,877,746
Other assets less liabilities	0.9	515,797

NET ASSETS —	100.0%	$55,393,543

@	See note 3 for cost of investments on a tax basis.

(1)	All or part of this security is insured by the Financial Security Assurance (“FSA”), Financial Guaranteed Insurance Corp. (“FGIC”), Municipal Bond Insurance Association (“MBIA”), or American Municipal Bond Assurance Corp. (“AMBAC”). The aggregate value is $48,028,180 or 86.7% of Net Assets.

(2)	Variable rate security – the rate reflected is as of December 31, 2007; maturity date reflects next reset date.

(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2007.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuations:

Security Valuations:

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. A Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board.

Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements:

At December 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Strategic Bond	9.60%	$13,962,000

As of that date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 31, 2007, bearing interest at a rate of 0.75% per annum, with a principal amount of $145,388,000, a repurchase price of $145,394,058, a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	8.13%	08/15/19	$17,680,000	$24,266,667
U.S. Treasury Bonds	8.75	08/15/20	85,245,000	124,031,475

In addition, at December 31, 2007, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Fund	Percentage Interest	Principal Amount
GNMA	12.13%	$30,325,000
U.S. Government Securities	14.79	36,967,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated December 31, 2007, bearing interest at a rate of 1.30% per annum, with a principal amount of $250,000,000, a repurchase price of $250,018,056, and a maturity date of January 2, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	4.25%	01/15/10	$189,240,000	$255,000,900

Note 3. Federal Income Taxes:

As of December 31, 2007, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund	Tax Exempt Insured Fund
Cost	$203,504,310	$434,522,530	$828,264,621	$249,995,047	$52,535,696

Appreciation	4,344,670	6,394,187	17,336,431	14,317,334	2,480,082
Depreciation	(1,051,208)	(2,262,488)	(23,824,450)	(19,170,978)	(138,032)

Unrealized appreciation (depreciation) – net	$3,293,462	$4,131,699	$(6,488,019)	$(4,853,644)	$2,342,050

Note 4. Unfunded Loan Commitments

At December 31, 2007 the Strategic Bond Fund and the High Yield Bond Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Fund	Name	Type	Maturity Date	Amount
Strategic Bond	Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/11	$146,400
High Yield Bond	Triax Pharmaceuticals LLC	Delayed Draw Term Loan	8/30/11	$146,400

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Income Funds’ Annual and Semi-Annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: February 29, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 29, 2008